As filed with the Securities and Exchange Commission on July 30, 1999.

                                                1933 Act File No. 33-37971
                                                1940 Act File No. 811-6223


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                           -------------------------
                                    FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
                        Pre-Effective Amendment No: __                  [ ]
                        Post-Effective Amendment No: 13                 [X]
                                                     --

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]
                        Amendment No: 14
                                      --

                         LEGG MASON TAX-FREE INCOME FUND
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                   (Address of Principal Executive Offices)
      Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:


MARIE K. KARPINSKI                              ARTHUR C. DELIBERT, ESQ.
100 Light Street                                Kirkpatrick & Lockhart LLP
Baltimore, Maryland  21202                      1800 Massachusetts Avenue, N.W.
(Name and Address of                            Second Floor
  Agent for Service)                            Washington, D.C. 20036-1800


It is proposed that this filing will become effective:

[___] immediately upon filing pursuant to Rule 485(b)
[ X ] on July 31, 1999 pursuant to Rule 485(b)
 ---
[___] 60 days after filing pursuant to Rule 485(a)(i)
[___] on ____________ pursuant to Rule 485(a)(i)
[___] 75 days after filing pursuant to Rule 485(a)(ii)
[___] on _____________, 1999 pursuant to Rule 485(a)(ii)


If appropriate, check the following box:
[___] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         Legg Mason Tax-Free Income Fund

                       Contents of Registration Statement


This registration statement consists of the following papers and documents.

Cover Sheet

Contents of Registration Statement

Cross Reference Sheet

Legg Mason Maryland Tax-Free Income Trust - Primary Shares
Legg Mason Pennsylvania Tax-Free Income Trust - Primary Shares
Legg Mason Tax-Free Intermediate-Term Income Trust - Primary Shares
-------------------------------------------------------------------
Part A - Prospectus

Navigator Maryland Tax-Free Income Trust
Navigator Pennsylvania Tax-Free Income Trust
Navigator Tax-Free Intermediate-Term Income Trust
-------------------------------------------------
Part A - Prospectus

Legg Mason Maryland Tax-Free Income Trust
Legg Mason Pennsylvania Tax-Free Income Trust
Legg Mason Tax-Free Intermediate-Term Income Trust
(Primary Shares and Navigator Shares)
-------------------------------------
Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

                                      Legg Mason Tax-Free Income Fund:
                                  Legg Mason Maryland Tax-Free Income Trust
                                Legg Mason Pennsylvania Tax-Free Income Trust
                             Legg Mason Tax-Free Intermediate-Term Income Trust
                                       Form N-1A Cross Reference Sheet


PART A ITEM NO.                                   PRIMARY SHARES PROSPECTUS CAPTION
---------------                                   ---------------------------------

1    Front and Back Cover Pages                   Same
2    Risk/Return Summary: Investments, Risks      Investment Objectives, Principal Risks, Performance
3    Risk/Return Summary: Fee Table               Fees and Expenses of the Funds
4    Investment Objectives, Principal Investment  Investment Objectives, Principal Risks
     Strategies and Related Risks
5    Management's Discussion of Fund              Not Applicable
     Performance
6    Management, Organization and Capital         Management
     Structure
7    Shareholder Information                      How to Invest; How to Sell Your Shares; Account Policies;
                                                  Services for Investors; Dividends and Taxes
8    Distribution Arrangements                    Management; How to Invest
9    Financial Highlights Information             Financial Highlights

PART A ITEM NO.                                   NAVIGATOR SHARES PROSPECTUS CAPTION
---------------                                   -----------------------------------

1    Front and Back Cover Pages                   Same
2    Risk/Return Summary: Investments, Risks      Investment Objectives, Principal Risks, Performance
3    Risk/Return Summary: Fee Table               Fees and Expenses of the Funds
4    Investment Objectives, Principal Investment  Investment Objectives, Principal Risks
     Strategies and Related Risks
5    Management's Discussion of Fund              Not Applicable
     Performance
6    Management, Organization and Capital         Management
     Structure
7    Shareholder Information                      How to Invest; How to Sell Your Shares; Account Policies;
                                                  Services for Investors; Dividends and Taxes
8    Distribution Arrangements                    Management
9    Financial Highlights Information             Financial Highlights

                                                  STATEMENT OF ADDITIONAL INFORMATION
PART B ITEM NO.                                   CAPTION
---------------                                   -------

10   Cover Page and Table of Contents             Same
11   Fund History                                 Description of the Funds
12   Description of the Fund and Its              Description of the Funds; Fund Policies; Investment
     Investments and Risks                        Strategies and Risks
13   Management of the Fund                       Management of the Funds
14   Control Persons and Principal Holders        Management of the Funds
     of Securities
15   Investment Advisory and Other Services       Management Agreement; Investment Advisory
                                                  Agreement; The Funds' Distributor
16   Brokerage Allocation and Other Practices     Portfolio Transactions and Brokerage

17   Capital Stock and Other Securities           Description of the Trust

18   Purchase, Redemption, and Pricing of         Additional Purchase and Redemption Information;
       Shares                                     Valuation of Fund Shares



19   Taxation of the Fund                         Additional Tax Information; Tax-Deferred Retirement
                                                  Plans
20   Underwriters                                 The Funds' Distributors
21   Calculation of Performance Data              Performance Information
22   Financial Statements                         Financial Statements

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

NEW INSERTS HERE
Legg Mason Tax-Free Income Fund:
    Legg Mason Maryland Tax-Free Income Trust
    Legg Mason Pennsylvania Tax-Free Income Trust
    Legg Mason Tax-Free Intermediate-Term Income Trust



                              PRIMARY SHARES PROSPECTUS     July 31, 1999


                              logo
                              HOW TO INVEST(SERVICEMARK)

As with all mutual funds, the Securities and Exchange Commission has not passed upon the adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

T A B L E  O F  C O N T E N T S

A b o u t  t h e  f u n d s:

      xx    Investment objectives

      xx    Principal risks

      xx    Performance

      xx    Fees and expenses of the funds

      xx    Management

A b o u t  y o u r  i n v e s t m e n t:

      xx    How to invest

      xx    How to sell your shares

      xx    Account policies

      xx    Services for investors

      xx    Dividends and taxes

      xx    Financial highlights

Legg Mason Tax-Free Income Funds

[icon] I N V E S T M E N T  O B J E C T I V E S


MARYLAND TAX-FREE INCOME TRUST

INVESTMENT OBJECTIVE: a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in debt instruments issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities or public authorities, the interest on which, in the opinion of counsel to the issuers of those instruments, is exempt from federal and Maryland state and local income taxes. Securities considered for investment must be investment grade. Investment grade securities are those rated within the four highest grades by Moody's Investors Service, Inc., Standard & Poor's or Fitch Investors Service, Inc. or, if unrated by Moody's, S&P or Fitch, deemed by the adviser to be of comparable quality. The fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, industrial development bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

Under normal circumstances, the fund will maintain at least 80% of its total assets in Maryland municipal obligations the interest on which is not a tax preference item for purposes of the federal alternative minimum tax.

The fund may invest in securities of any maturity. When selecting securities for the fund, the adviser maintains the fund's dollar-weighted average maturity between 12 and 24 years. The adviser establishes a duration target for the fund based on the adviser's investment outlook. This outlook is determined by the adviser's analysis of the economy, fiscal and monetary policy, and international events. Factors directly impacting the municipal market, such as supply, demand, and legislative developments, are also incorporated in the adviser's outlook.

The adviser analyzes each industry and issuer to determine its credit fundamentals and outlook. Issuers are scrutinized not only for their ability to make timely interest and principal payments, but for the stability of their financial position and ratings. The tax consequences of trading activity are always considered, and only those trades that the adviser believes add value to shareholders on an after-tax basis are executed.

Securities may be sold because their credit fundamentals have changed, or in order to buy a security which the adviser believes will produce greater risk-adjusted returns.

For temporary defensive purposes, when in the adviser's opinion, no suitable municipal securities are available, for liquidity purposes, or pending the investment of the proceeds of the sale of shares, the fund may invest in taxable short-term investments. The fund may also temporarily invest more than 20% of its total assets in municipal obligations the interest on which is exempt from federal income tax but is a tax preference item and/or is subject to Maryland state and local income taxes. The fund may not achieve its investment objective when so invested.

PENNSYLVANIA TAX-FREE INCOME TRUST

INVESTMENT OBJECTIVE: a high level of current income exempt from federal income tax and Pennsylvania personal income tax consistent with prudent investment risk and preservation of capital

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in debt instruments issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies, instrumentalities or public authorities, the interest on which, in the opinion of counsel to the issuers of those instruments, is exempt from federal income tax and Pennsylvania personal income tax. Securities considered for investment must be rated investment grade. Investment grade securities are those within the four highest grades by Moody's, S&P or Fitch, or, if unrated by Moody's, S&P or Fitch, deemed by the adviser to be of comparable quality. Pennsylvania Tax-Free's shares are exempt from Pennsylvania county personal property tax to the extent that it invests in Pennsylvania municipal obligations. The fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, industrial development bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

Under normal circumstances, the fund will maintain at least 80% of its total assets in Pennsylvania municipal obligations the interest on which is not a tax preference item for purposes of the federal alternative minimum tax.

The fund may invest in securities of any maturity. When selecting securities for the fund, the adviser maintains the fund's dollar-weighted average maturity between 12 and 24 years. The adviser establishes a duration target for the fund based on the adviser's investment outlook. This outlook is determined by the adviser's analysis of the economy, fiscal and monetary policy, and international events. Factors directly impacting the municipal market, such as supply, demand, and legislative developments, are also incorporated in the adviser's outlook.

The adviser analyzes each industry and issuer to determine its credit fundamentals and outlook. Issuers are scrutinized not only for their ability to make timely interest and principal payments, but for the stability of their financial position and ratings. The tax consequences of trading activity are always considered, and only those trades that the adviser believes add value to shareholders on an after-tax basis are executed.

Securities may be sold because their credit fundamentals have changed, or in order to buy a security which the adviser believes will produce greater risk-adjusted returns.

For temporary defensive purposes, when in the adviser's opinion, no suitable municipal securities are available, for liquidity purposes, or pending the investment of the proceeds of the sale of shares, the fund may invest in taxable short-term investments. The fund may also temporarily invest more than 20% of its total assets in municipal obligations the interest on which is exempt from federal income tax but is a tax preference item and/or is subject to Pennsylvania personal income tax. The fund may not achieve its investment objective when so invested.

TAX-FREE INTERMEDIATE-TERM INCOME TRUST

INVESTMENT OBJECTIVE: a high level of current income exempt from federal income tax, consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in debt instruments issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of counsel to the issuers of those instruments, is exempt from federal income tax. Securities considered for investment must be rated investment grade. Investment grade securities are those within the four highest grades by Moody's, S&P or Fitch, or, if unrated by Moody's, S&P or Fitch, deemed by the adviser to be of comparable quality. The fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, industrial development bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

Under normal circumstances the fund will maintain at least 80% of its total assets in municipal obligations the interest on which is not a tax preference item for purposes of the federal alternative minimum tax.

The fund may invest in securities of any maturity. When selecting securities for the fund, the adviser maintains the fund's dollar-weighted average maturity between 2 and 10 years. The adviser establishes a duration target for the fund based on the adviser's investment outlook. This outlook is determined by the adviser's analysis of the economy, fiscal and monetary policy, and international events. Factors directly impacting the municipal market, such as supply, demand, and legislative developments, are also incorporated in the adviser's outlook.

The adviser analyzes each industry and issuer to determine its credit fundamentals and outlook. Issuers are scrutinized not only for their ability to make timely interest and principal payments, but for the stability of their financial position and ratings. The tax consequences of trading activity are always considered, and only those trades that the adviser believes add value to shareholders on an after-tax basis are executed.

Securities may be sold because their credit fundamentals have changed, or in order to buy a security which the adviser believes will produce greater risk-adjusted returns.

For temporary defensive purposes, when in the adviser's opinion, no suitable municipal securities are available, for liquidity purposes, or pending the investment of the proceeds of the sale of shares, the fund may invest in taxable short-term investments. The fund may also temporarily invest more than 20% of its total assets in municipal obligations the interest on which is exempt from federal income tax but is a tax preference item. The fund may not achieve its investment objective when so invested.

[icon] P R I N C I P A L  R I S K S

The following are the principal risks of investing in each of the funds.


IN GENERAL -

Investors can lose money by investing in the funds. There is no assurance that a fund will meet its investment objective. As with all mutual funds, an investment in any of these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INTEREST RATE RISK -

Each fund is subject to interest rate risk, which is the possibility that the market prices of the funds' municipal debt investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed-income security, the greater is the effect on its value when rates increase.

RISK OF CHANGES IN ECONOMIC CONDITIONS OR GOVERNMENTAL POLICIES -

Changes in economic conditions in, or governmental policies of, the State of Maryland or the Commonwealth of Pennsylvania could have a significant impact on the performance of Maryland Tax-Free and Pennsylvania Tax-Free, respectively.

SECTOR FOCUS AND ISSUER NON-DIVERSIFICATION -

A fund focusing a significant portion of its investments in a single sector of the municipal securities market will be more susceptible to factors adversely affecting one issue of bonds in that sector than would a fund not following this practice.

Each fund is a non-diversified fund. The percentage of each fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. When a fund's assets are invested in the securities of a limited number of issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event than shares of a diversified fund.

The funds may invest in securities issued by hospitals and other healthcare providers. The hospital industry throughout the nation has been subjected to pressure to reduce expenses and to limit lengths of stay. That pressure may adversely affect the financial health of some hospitals.

CREDIT RISK -

There is a risk that a fixed-income security could be downgraded or could default in payment of principal or interest. Credit ratings are the opinions of the private companies that rate companies or their securities; they are not guarantees.

Each fund may invest in bonds that are issued by or on behalf of public authorities to finance privately operated facilities. Payment of principal and interest on these bonds depends on the stream of revenue from the facility or the credit standing of the private operator; they are not supported by the taxing power of the public authority that issued them.

CALL RISK -

Many fixed-income securities, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed-income securities experience when rates decline. Furthermore, the funds reinvest the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

OTHER RISKS -

Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may impact the financing of some issuers of municipal securities. Some states and localities at times experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Some local jurisdictions have invested heavily in derivative instruments and may now hold portfolios of uncertain valuation. Each of these factors may affect the ability of an issuer of municipal securities to meet its obligations. Efforts by the federal government to restructure the federal income tax system could adversely affect the value of municipal securities.

YEAR 2000 -

Like other mutual funds (and most organizations around the world), the funds could be adversely affected by computer problems related to the year 2000. These could interfere with operations of the funds, the adviser, administrator, distributor and other outside service providers and could impact municipalities or companies in which the funds invest.

While no one knows if these problems will have any impact on the funds or on financial markets in general, the adviser and its affiliates and the other service providers to the funds have reported that they are taking steps to protect fund investors. These include efforts to determine that the problem will not directly affect the systems used by major service providers.

Whether these steps will be effective can only be known for certain in the year 2000.

[icon] P E R F O R M A N C E

The information below provides an indication of the risks of investing in a fund by showing changes in the fund's performance from year to year. Annual returns assume reinvestment of all dividends and distributions. Historical performance of a fund does not necessarily indicate what will happen in the future. Sales charges have not been deducted from total returns (in the bar chart); if these amounts had been deducted, total returns in the bar chart would be less than those shown.


MARYLAND TAX-FREE INCOME TRUST - PRIMARY SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%)

25%

20%

15%                     14.81
            12.11
10%
      8.33                          7.69
5%                                        5.59
                              3.57
0%
                  -3.12
-5%

      1992  1993  1994  1995  1996  1997  1998

The fund's year-to-date total return as of June 30, 1999 was -1.32%.

   DURING THE SEVEN CALENDAR YEARS ENDED DECEMBER 31, 1998:

                                Quarter Ended           Total Return
   -----------------------------------------------------------------------
   Best quarter:               March 31, 1995             + 5.73%
   -----------------------------------------------------------------------
   Worst quarter:              March 31, 1994             - 3.92%
   -----------------------------------------------------------------------

In the following table, average annual total returns as of December 31, 1998 are compared with the Lehman Brothers Municipal Bond Index.(c)

   -----------------------------------------------------------------------
                                       1 YEAR    5 YEARS   LIFE OF CLASS
   -----------------------------------------------------------------------
   Maryland Tax-Free Income Fund       + 2.68%   + 4.96%       + 6.89%(a)
   -----------------------------------------------------------------------
   Lehman Brothers Municipal Bond      + 6.48%   + 6.22%       + 7.87%(b)
   Index
   -----------------------------------------------------------------------

(a) May 1, 1991 (commencement of operations) to December 31, 1998.

(b) For the period May 31, 1991 to December 31, 1998.
(c) The figures in this table include changes in principal value, reinvested dividends and capital gain distributions, if any, and assume the maximum sales charge.

PENNSYLVANIA TAX-FREE INCOME TRUST - PRIMARY SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%)

16%
                              15.25
14%
                  12.71
12%

10%
            9.46                          8.10
8%

6%
                                                5.76
4%
                                    3.30
2%

0%

-2%
                        -3.82
-4%
            1992  1993  1994  1995  1996  1997  1998


The fund's year-to-date total return as of June 30, 1999 was -0.88%.

DURING THE SEVEN CALENDAR YEARS ENDED DECEMBER 31, 1998:

                                Quarter Ended           Total Return
   -----------------------------------------------------------------------
    Best quarter:               March 31, 1993             + 8.71%
   -----------------------------------------------------------------------
    Worst quarter:              March 31, 1996             - 1.80%
   -----------------------------------------------------------------------

In the following table, average annual total returns as of December 31, 1998 are compared with the Lehman Brothers Municipal Bond Index.(c)

   ------------------------------------------------------------------------
                                      1 YEAR      5 YEARS     LIFE OF CLASS
   ------------------------------------------------------------------------
   Pennsylvania Tax-Free Income       + 2.85%     + 4.94%     + 7.13%(a)
   Fund
   ------------------------------------------------------------------------
   Lehman Brothers Municipal Bond     + 6.48%     + 6.22%     + 7.86%(b)
   Index
   ------------------------------------------------------------------------

(a) August 1, 1991 (commencement of operations) to December 31, 1998.

(b) For the period August 31, 1991 to December 31, 1998.
(c) The figures in this table include changes in principal value, reinvested dividends and capital gain distributions, if any, and assume the maximum sales charge.

TAX-FREE INTERMEDIATE-TERM INCOME TRUST - PRIMARY SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%)

12%
                        11.95
10%
            9.95
8%

6%                                  6.09
                                          5.26
4%
                              3.49
2%

0%
                  -1.96
-2%

            1993  1994  1995  1996  1997  1998

The fund's year-to-date total return as of June 30, 1999 was -1.17%.

DURING THE SIX CALENDAR YEARS ENDED DECEMBER 31, 1998:

                                Quarter Ended           Total Return
   -----------------------------------------------------------------------
   Best quarter:               March 31, 1995              +4.70%
   -----------------------------------------------------------------------
   Worst quarter:              March 31, 1994              -2.83%
   -----------------------------------------------------------------------

In the following table, average annual total returns as of December 31, 1998 are compared with the Lehman Brothers Seven-Year Municipal Bond Index.(c)

   -----------------------------------------------------------------------
                                     1 YEAR     5 YEARS    LIFE OF CLASS
   -----------------------------------------------------------------------
   Tax-Free Intermediate Term        +3.15%      +4.45%      +5.48%(a)
   -----------------------------------------------------------------------
   Lehman Brothers Seven Year
   Municipal Bond Index              +6.22%      +5.79%      +6.76%(b)
   -----------------------------------------------------------------------

(a) November 9, 1992 (commencement of operations) to December 31, 1998.
(b) For the period November 30, 1992 to December 31, 1998.
(c) The figures in this table include changes in principal value, reinvested dividends and capital gain distributions, if any, and assume the maximum sales charge.

[icon] F E E S  A N D  E X P E N S E S  O F  T H E  F U N D S

The tables below describe the fees and expenses you will incur as an investor in a fund. Each fund pays operating expenses directly out of its assets. Other expenses include transfer agency, custody, professional and registration fees.

The fees shown are current fees, and the expenses shown are based on expenses for the fiscal year ended March 31, 1999. The fees and expenses are calculated as a percentage of average net assets.

SHAREHOLDER FEES (fees paid directly from your investment)

                           MARYLAND        PENNSYLVANIA    TAX-FREE
                           TAX-FREE        TAX-FREE        INTERMEDIATE

    Maximum sales charge
    (load) imposed on
    purchases (as a % of
    offering price)        2.75% (a)       2.75% (a)       2.00% (a)


(a) See "How to Invest," page __, for sales charge schedules. The sales charge on each fund will be waived for all shares purchased through July 31, 2000. If the waiver is not extended beyond that date, any later exchanges of shares purchased pursuant to the sales charge waiver will be subject to any sales charge imposed by the fund into which you are exchanging, since no sales charge was paid on the initial purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

    -------------------------------------------------------------------------
    PRIMARY SHARES OF:                   MARYLAND   PENNSYLVANIA  TAX-FREE
                                         TAX-FREE     TAX-FREE   INTERMEDIATE
    -------------------------------------------------------------------------
    Management fees(b)                  0.55%        0.55%        0.55%
    -------------------------------------------------------------------------
    Distribution and Service (12b-1)    0.25%        0.25%        0.25%
    fees
    -------------------------------------------------------------------------
    Other Expenses                      0.14%        0.20%        0.23%
    -------------------------------------------------------------------------
    Total Annual Fund Operating         0.94%        1.00%        1.03%
    Expenses(b)
    -------------------------------------------------------------------------



(b) Pursuant to a voluntary expense limitation, the adviser and Legg Mason have agreed to waive management fees such that total operating expenses relating to Primary Shares (exclusive of taxes, interest, brokerage fees, and extraordinary expenses) will not exceed annual rates of 0.70% of average daily net assets of each fund until July 31, 2000 or until Maryland Tax-Free's net assets reach $200 million, whichever occurs first; or until Pennsylvania Tax-Free's net assets reach $125 million, whichever occurs first; or until Tax-Free Intermediate's net assets reach $100 million, whichever occurs first. With these waivers, the management fee, other expenses and total operating expenses relating to Primary Shares are as follows: for Maryland Tax-Free, 0.31%, 0.14% and 0.70% of average net assets; for Pennsylvania Tax-Free, 0.25%, 0.20% and 0.70% of average net assets; and for Tax Free Intermediate, 0.22%, 0.23% and 0.70% of average net assets.

EXAMPLE:

This example helps you compare the cost of investing in a fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in a fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown. Actual returns may be higher or lower than 5% per year.

     ---------------------------------------------------------------------------
                                         1 YEAR    3 YEARS   5 YEARS   10 YEARS
     ---------------------------------------------------------------------------

     Maryland Tax-Free
     -----------------
       Assuming the maximum initial
       2.75% sales charge                 $368      $566       $781      $1398
       Assuming no initial sales charge   $96       $300       $520      $1155

     Pennsylvania Tax-Free
     ---------------------
       Assuming the maximum initial
       2.75% sales charge                 $374      $585       $812      $1466
       Assuming no initial sales charge   $102      $318       $552      $1225


     Tax-Free Intermediate
     ---------------------
       Assuming the maximum initial
       2.00% sales charge                 $303      $521       $757      $1434
       Assuming no initial sales charge   $105      $328       $569      $1259

     ---------------------------------------------------------------------------

[icon] M A N A G E M E N T

ADVISER AND ADMINISTRATOR:

LEGG MASON CAPITAL MANAGEMENT, INC., 100 Light Street, Baltimore, Maryland 21202, is the funds' adviser. The adviser is responsible for investment management of the funds, including the responsibility for making investment decisions and placing orders to buy, sell or hold a particular security. Each fund has contracted to pay the adviser an advisory fee equal to an annual rate of 0.55% of the fund's average daily net assets. Because of fee waivers, the funds paid advisory fees for the fiscal year ended March 31, 1999 as follows:

Maryland Tax-Free             0.31%
Pennsylvania Tax-Free         0.25%
Tax-Free Intermediate         0.22%

The adviser acts as adviser to private accounts and investment company portfolios with aggregate assets as of June 30, 1999 of over $4 billion.

LEGG MASON FUND ADVISER, INC., 100 Light Street, Baltimore, Maryland 21202, administers the affairs of the funds and provides the funds with office facilities and personnel reasonably necessary for the operation of the funds. The adviser, not the fund, pays the administrator a fee equal to an annual rate of 0.05% of each fund's average daily net assets.

The administrator acts as investment adviser or manager to private accounts and twenty investment company portfolios with aggregate assets as of June 30,1999 of over $19 billion.


PORTFOLIO MANAGEMENT:

An investment committee is responsible for the day-to-day management of each fund.

DISTRIBUTOR OF THE FUNDS' SHARES:

Legg Mason Wood Walker, Incorporated, 100 Light Street, Baltimore, Maryland 21202, is the distributor of each fund's shares. Each fund has adopted a plan that allows it to pay distribution fees and shareholder service fees for the sale of its shares and for services provided to shareholders. Under each plan, the funds may pay the distributor an annual fee equal to an annual rate of 0.25% of that fund's average daily net assets attributable to Primary Shares.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The distributor may enter into agreements with other brokers to sell Primary Shares of each fund. The distributor pays these brokers up to 90% of the service fee that it receives from a fund for those sales.

The adviser, administrator and distributor are wholly-owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] H O W  T O  I N V E S T

To open a regular account or a retirement account with one or more of the funds, contact a Legg Mason financial advisor or other entity that has entered into an agreement with the funds' distributor to sell shares of the Legg Mason family of funds. A Legg Mason financial advisor will explain the shareholder services available from our funds and answer any questions you may have. The minimum initial investment for regular accounts and retirement accounts is $1,000 and the minimum for each purchase of additional shares is $100, except as noted below.

Retirement accounts include traditional IRAs, spousal IRAs, education IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. Contact your Legg Mason financial advisor or other entity offering the funds to discuss which one might be appropriate for you.

SALES CHARGE WAIVER

The sales charge on each fund will be waived for all shares purchased through July 31, 2000.


SALES CHARGE SCHEDULE FOR TAX-FREE INTERMEDIATE


             -----------------------------------------------------------------------------------
                                          Sales Charge as a       Sales Charge as a Percentage
                                          Percentage of Public    of Net Amount Invested (Net
             Amount of Purchase           Offering Price          Asset Value)
             -----------------------------------------------------------------------------------
             Less than $50,000            2.00%                   2.04%
             -----------------------------------------------------------------------------------
             $50,000 to $99,999           1.75                    1.78
             -----------------------------------------------------------------------------------
             $100,000 to $249,999         1.50                    1.52
             -----------------------------------------------------------------------------------
             $250,000 to $499,999         1.25                    1.27
             -----------------------------------------------------------------------------------
             $500,000 to $999,999         1.00                    1.01
             -----------------------------------------------------------------------------------
             $1,000,000 and over          0.75                    0.76
             -----------------------------------------------------------------------------------


SALES CHARGE SCHEDULE FOR MARYLAND TAX-FREE AND PENNSYLVANIA TAX-FREE



             -----------------------------------------------------------------------------------
                                          Sales Charge as a       Sales Charge as a Percentage
                                          Percentage of Public    of Net Amount Invested (Net
             Amount of Purchase           Offering Price          Asset Value)

             -----------------------------------------------------------------------------------
             Less than $50,000            2.75%                   2.83%
             -----------------------------------------------------------------------------------
             $50,000 to $99,999           2.50                    2.56
             -----------------------------------------------------------------------------------
             $100,000 to $249,999         2.00                    2.04
             -----------------------------------------------------------------------------------
             $250,000 to $499,999         1.50                    1.52
             -----------------------------------------------------------------------------------
             $500,000 to $999,999         1.25                    1.27
             -----------------------------------------------------------------------------------
             $1,000,000 to $2,999,999     1.00                    1.01
             -----------------------------------------------------------------------------------
             $3,000,000 to $4,999,999     0.50                    0.50
             -----------------------------------------------------------------------------------
             $5,000,000 and over          0.25                    0.25
             -----------------------------------------------------------------------------------

ONCE YOUR  ACCOUNT  IS OPEN,  YOU MAY USE THE  FOLLOWING  METHODS TO ADD TO YOUR
ACCOUNT:

    ----------------------------------------------------------------------------
    IN PERSON       Give your financial advisor a check for $100 or more
                    payable to the fund

    ----------------------------------------------------------------------------
    MAIL Mail your check, payable to the fund, for $100 or more to your financial advisor

    ----------------------------------------------------------------------------
    TELEPHONE       Call your financial advisor to transfer available cash
    OR WIRE         balances in your brokerage account or to transfer
                    money from your bank directly to Legg Mason. Wire transfers may be subject to a service charge by your bank.

    ----------------------------------------------------------------------------
    FUTURE FIRST    Contact your Legg Mason financial advisor to enroll in
    SYSTEMATIC      Legg Mason's Future First Systematic Investment Plan.
    INVESTMENT      Under this plan, you may arrange for automatic monthly
    PLAN            investments in the fund of $50 or more.  The fund's
                    transfer  agent will  transfer  funds monthly from your Legg
                    Mason account or from your checking account to purchase shares of the fund.

    ----------------------------------------------------------------------------
    AUTOMATIC       Arrangements may be made with some employers and
    INVESTMENTS     financial institutions for regular automatic monthly
                    investments  of $50 or more in shares  of the fund.  You may also reinvest  dividends from certain unit investment trusts in shares of the fund.
    ----------------------------------------------------------------------------

Call your financial advisor or another entity offering the funds for sale with any questions regarding the investment options above.

Certain investment methods may be subject to lower minimum initial and additional investments.

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received by your financial advisor or the entity offering the funds before the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) will be processed at the fund's net asset value as of the close of the exchange on that day. Orders received after the close of the exchange will be processed at the fund's net asset value as of the close of the exchange on the next day the exchange is open. Payment must be made within three business days to Legg Mason.

You will begin to earn dividends on shares of the funds as of the settlement date, which is normally the third business day after your order is placed with a financial advisor.

Not every fund listed in this Prospectus is available for purchase in every jurisdiction. Please consult your Legg Mason financial advisor concerning the availability of a particular fund.

[icon]  H O W  T O  S E L L  Y O U R  S H A R E S

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions imposed by those entities. You should consult their program literature for further information.

Any of the following methods may be used to sell your shares:

    ----------------------------------------------------------------------------
    TELEPHONE   Call your Legg Mason  financial  advisor or entity  offering the fund and request a redemption. Please have the following information ready when you call: the name of the fund, the number of shares (or dollar amount) to be redeemed and your shareholder account number.

                Proceeds will be credited to your brokerage account or a check will be sent to you, at your direction, at no charge to you. Wire requests will be subject to a fee of $18. Be sure that your financial advisor has your bank account information on file.

                The funds will follow reasonable procedures to ensure the validity of any telephone redemption request, such as requesting identifying information from callers or employing identification numbers. Unless you specify that you do not wish to have telephone redemption privileges, if the funds follow reasonable procedures to ensure the validity of telephone redemption requests, you may be held responsible for any fraudulent telephone order.
    ----------------------------------------------------------------------------
       MAIL     Send a letter to the fund requesting redemption of your
                shares.  The letter should be signed by all of the owners of the account and their signatures guaranteed without qualification. You may obtain a signature guarantee from most banks or securities dealers.
    ----------------------------------------------------------------------------

Your order will be processed promptly and you will generally receive the proceeds within a week. Fund shares will be sold at the next net asset value calculated after your redemption request is received by your Legg Mason financial advisor or another entity.

Payment of the proceeds of redemptions of shares that were recently purchased by check or acquired through reinvestment of dividends on such shares may be delayed for up to 10 days from the purchase date in order to allow for the check to clear.

Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians.

Each fund has reserved the right under certain conditions to redeem its shares in kind by distributing portfolio securities in payment for redemptions.

[icon]  A C C O U N T  P O L I C I E S

CALCULATION OF NET ASSET VALUE:

Net asset value per Primary Share is determined daily as of the close of the New York Stock Exchange, on every day the exchange is open. To calculate each fund's Primary Share price, the fund's assets attributable to Primary Shares are valued and totaled, liabilities are subtracted, and the resulting net assets are divided by the number of Primary Shares outstanding.

Securities for which market quotations are readily available are valued at the last sale price of the day for a comparable position, or, in the absence of any such sales, the last available bid price for a comparable position. Where such market quotations are not readily available, securities are valued based upon appraisals received from an independent pricing service. Securities with remaining maturities of 60 days or less are valued at amortized cost.

OTHER:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or its affiliates.

If your account falls below $500, the fund may ask you to increase your balance. If, after 60 days, your account is still below $500, the fund may close your account and send you the proceeds. A fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

Each fund reserves the right to:

o reject any order for shares or suspend the offering of shares for a period of time
o     change its minimum investment amounts
o delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The funds may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC.

[icon]  S E R V I C E S  F O R  I N V E S T O R S

For further information regarding any of the services below, please contact your financial advisor or other entity offering the funds for sale.

CONFIRMATIONS AND ACCOUNT STATEMENTS:
You will receive from Legg Mason a confirmation after each transaction involving Primary Shares (except a reinvestment of dividends, capital gain distributions and purchases made through the Future First Systematic Investment Plan or through automatic investments). Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account, in which case a statement will be sent to you quarterly. Legg Mason will send you statements quarterly if you participate in the Future First Systematic Investment Plan or if you purchase shares through automatic investments.

SYSTEMATIC WITHDRAWAL PLAN:
If you are purchasing or already own shares of a fund with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. If you are making withdrawals from a fund pursuant to the systematic withdrawal plan, then you should not purchase shares of that fund.

EXCHANGE PRIVILEGE:
Primary fund shares may be exchanged for primary shares of any of the other Legg Mason funds, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has a sales charge higher than the sales charge applicable to the fund you own. In addition, an exchange of a fund's shares will be treated as a sale of the shares and any gain on the transaction may be subject to tax.

Each fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year

o terminate or modify the exchange privilege after 60 days' written notice to shareholders

[icon]  D I V I D E N D S  A N D  T A X E S

Dividends from net investment income of each fund are declared daily and paid monthly.

Dividends from net short-term capital gain and distributions of substantially all net capital gain (the excess of net long-term capital gain over net short-term capital loss) generally are declared and paid after the end of the taxable year in which the gain is realized. A second distribution of net capital gain may be necessary in some years to avoid imposition of a federal excise tax.

Your dividends and other distributions will be automatically reinvested in additional Primary Shares of the fund. If you wish to receive dividends and/or other distributions in cash, you must notify the fund at least 10 days before the next dividend and/or other distribution is paid.

If the postal or other delivery service is unable to deliver your check, your distribution option will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Under normal circumstances, substantially all dividends paid by the funds will be exempt from federal income tax. From a technical standpoint, each fund may pay such dividends to its shareholders if at least 50% of its total assets at the close of each quarter of its taxable year consists of certain obligations the interest on which is exempt from federal income tax. (These dividends, though tax-exempt, nevertheless must be reported on the recipient's federal income tax return).

Generally, distributions paid by Maryland Tax-Free to Maryland residents attributable to interest received or capital gains recognized by the fund on Maryland municipal obligations are exempt from Maryland state and local income taxes. Distributions attributable to interest received or capital gains recognized by the fund on certain U.S. government obligations also are exempt from those taxes. Similarly, individual shareholders of Pennsylvania Tax-Free who are otherwise subject to the Pennsylvania personal income tax will generally not be subject to that tax on distributions by the fund that are attributable to interest on Pennsylvania municipal obligations.

Fund dividends and other distributions will be taxable to investors (other than retirement plans and other tax exempt investors) whether received in cash or reinvested in additional Primary Shares of the fund. Dividends of any taxable net investment income and net short-term capital gains will be taxable as ordinary income. Distributions of a fund's net capital gain will be taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A tax statement is sent to you at the end of each year detailing the tax status of your distributions.

Because each investor's tax situation is different, please consult your tax advisor about federal, state and local tax considerations.

[icon]   F I N A N C I A L  H I G H L I G H T S

The financial highlights table is intended to help you understand each fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned (or lost) on an investment in a fund, assuming reinvestment of all dividends and distributions. This information has been audited by the funds' independent accountants, PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the annual report. The annual report is available upon request by calling toll-free 1-800-822-5544.


                        ------------------------------------------------------------------------------------------------------
                                      Investment Operations                                  Distributions
        ----------------------------------------------------------------------------------------------------------------------
        For the     Net Asset   Net            Net Realized                             From Net
        Years       Value,      Investment     & Unrealized                             Realized      Total      Net Asset
        Ended       Beginning   Income         Gain           Total From   From Net     Gain on       Distribu-  Value, End
        Mar. 31,    of Year     (Loss)         (Loss) On      Investment   Investment   Investments   tions      of Year
                                               Investments    Operations   Income
        ----------------------------------------------------------------------------------------------------------------------
        Maryland Tax-Free -  Primary Class
        ---------------------------------------------------------------------------------------------------------------------
        1999            $16.39          $.78D           $.05         $.83       $(.78)        $(.05)     $(.83)        $16.39
        ----------------------------------------------------------------------------------------------------------------------
        1998             15.91           .81D            .59         1.40        (.81)         (.11)      (.92)         16.39
        ----------------------------------------------------------------------------------------------------------------------
        1997             16.07           .83D          (.09)          .74        (.83)         (.07)      (.90)         15.91
        ----------------------------------------------------------------------------------------------------------------------
        1996             15.87           .86D            .25         1.11        (.86)         (.05)      (.91)         16.07
        ----------------------------------------------------------------------------------------------------------------------
        1995             15.69           .83D            .18         1.01        (.83)            --      (.83)         15.87
        ----------------------------------------------------------------------------------------------------------------------
        Pennsylvania Tax-Free - Primary Class

        ----------------------------------------------------------------------------------------------------------------------
        1999            $16.48          $.80E           $.10         $.90       $(.80)        $(.05)     $(.85)        $16.53
        ----------------------------------------------------------------------------------------------------------------------
        1998             15.80           .81E            .71         1.52        (.81)         (.03)      (.84)         16.48
        ----------------------------------------------------------------------------------------------------------------------
        1997             16.10           .83E          (.11)          .72        (.83)         (.19)     (1.02)         15.80
        ----------------------------------------------------------------------------------------------------------------------
        1996             16.02           .89E            .15         1.04        (.89)         (.07)      (.96)         16.10
        ----------------------------------------------------------------------------------------------------------------------
        1995             15.80           .85E            .22         1.07        (.85)            --      (.85)         16.02
        ----------------------------------------------------------------------------------------------------------------------
        Tax-Free Intermediate-Term - Primary Class

        ----------------------------------------------------------------------------------------------------------------------
        1999            $15.61          $.67F           $.08         $.75       $(.67)        $(.01)     $(.68)        $15.68
        ----------------------------------------------------------------------------------------------------------------------
        1998             15.22           .67F            .39         1.06        (.67)            --      (.67)         15.61
        ----------------------------------------------------------------------------------------------------------------------
        1997             15.34           .68F          (.12)          .56        (.68)            --      (.68)         15.22
        ----------------------------------------------------------------------------------------------------------------------
        1996             15.06           .68F            .28          .96        (.68)            --      (.68)         15.34
       ----------------------------------------------------------------------------------------------------------------------
        1995             14.96           .72F            .10          .82        (.72)            --      (.72)         15.06
       ----------------------------------------------------------------------------------------------------------------------



                   -----------------------------------------------------------------------------------------------------------
                                                            Ratios/Supplemental Data
                   -----------------------------------------------------------------------------------------------------------
                                                                     Net Investment
                                                                        Income to                             Net Assets,
                               Total Expenses      Net Expenses        Average Net         Portfolio          End of Year
                      Total    to Average Net     to Average Net         Assets          Turnover Rate        (thousands)
                     Return        Assets             Assets
                      (A)            (B)               (C)
       -----------------------------------------------------------------------------------------------------------------------
       Maryland Tax-Free - Primary Class
       -----------------------------------------------------------------------------------------------------------------------
       1999            5.16%           .70%D             .70%D             4.71%D              12.9%           $166,458
       -----------------------------------------------------------------------------------------------------------------------
       1998            8.97%           .70%D             .70%D             4.97%D              18.9%            154,468
       -----------------------------------------------------------------------------------------------------------------------
       1997            4.73%           .67%D             .66%D             5.18%D               6.0%            145,974
       -----------------------------------------------------------------------------------------------------------------------
       1996            7.11%           .59%D             .58%D             5.29%D              14.1%            146,645
       -----------------------------------------------------------------------------------------------------------------------
       1995            6.60%              --             .54%D             5.32%D               9.5%            142,314
       -----------------------------------------------------------------------------------------------------------------------
       Pennsylvania Tax-Free - Primary Class

       -----------------------------------------------------------------------------------------------------------------------
       1999            5.54%           .70%E             .70%E             4.82%E              10.6%            $75,093
       -----------------------------------------------------------------------------------------------------------------------
       1998            9.80%           .71%E             .70%E             5.00%E              14.1%             68,048
       -----------------------------------------------------------------------------------------------------------------------
       1997            4.61%           .67%E             .66%E             5.20%E              13.6%             64,875
       -----------------------------------------------------------------------------------------------------------------------
       1996            6.52%           .54%E             .53%E             5.42%E              17.2%             65,275
       -----------------------------------------------------------------------------------------------------------------------
       1995            7.03%              --             .49%E             5.42%E               2.1%             63,929
       -----------------------------------------------------------------------------------------------------------------------


                                                              21A

                   -----------------------------------------------------------------------------------------------------------
                                                            Ratios/Supplemental Data
                   -----------------------------------------------------------------------------------------------------------
                                                                     Net Investment
                                                                        Income to                             Net Assets,
                               Total Expenses      Net Expenses        Average Net         Portfolio          End of Year
                      Total    to Average Net     to Average Net         Assets          Turnover Rate        (thousands)
                     Return        Assets             Assets
                      (A)            (B)               (C)
       -----------------------------------------------------------------------------------------------------------------------
       Tax-Free Intermediate-Term - Primary Class

       -----------------------------------------------------------------------------------------------------------------------
       1999            4.82%           .70%F             .70%F               4.24%F            17.9%            $63,502
       -----------------------------------------------------------------------------------------------------------------------
       1998            7.12%           .71%F             .70%F               4.34%F             9.0%             59,255
       -----------------------------------------------------------------------------------------------------------------------
       1997            3.71%           .67%F             .66%F               4.43%F             8.9%             54,736
       -----------------------------------------------------------------------------------------------------------------------
       1996            6.47%           .57%F             .56%F               4.41%F               --             60,042
       -----------------------------------------------------------------------------------------------------------------------
       1995            5.65%              --             .34%F               4.83%F            24.8%             48,837
       -----------------------------------------------------------------------------------------------------------------------



(A) Excluding sales charge. Sales charges are being waived for the period November 3, 1997 through July 31, 2000.

(B) Pursuant to Securities and Exchange Commission regulations, effective December 31, 1995, this ratio reflects total expenses before compensating balance credits. Previously, credits were included in the ratio.

(C) This ratio reflects total expenses reduced by the impact of compensating balance credits and voluntary expense waivers described below.

(D) Net of fees waived by the adviser in excess of voluntary expense limitations as follows: 0.50% until June 30, 1994; 0.55% until March 31, 1995; 0.65% until December 31, 1996; and 0.70% through July 31, 2000. If no fees had been waived by the adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows:
      1999, 0.94%; 1998, 0.93%; 1997, 0.96%; 1996, 0.95%; and 1995, 0.94%.

(E) Net of fees waived by the adviser in excess of voluntary expense limitations as follows: 0.45% until June 30, 1994; 0.50% until July 31, 1995; 0.55% until March 31, 1996; 0.65% until December 31, 1996; and 0.70%
      through July 31, 2000. If no fees had been waived by the adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 1999, 1.00%; 1998, 1.00%; 1997, 1.04%; 1996,
      1.02%; and 1995, 1.01%

(F) Net of fees waived by the adviser in excess of voluntary expense limitations as follows: 0.30% until June 30, 1994; 0.35% until July 31, 1995; 0.65% until December 31, 1996; and 0.70% through July 31, 2000. If no fees had been waived by the adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows:
      1999, 1.03%; 1998, 1.06%; 1997, 1.11%, 1996, 1.10%; and 1995, 1.04%

L e g g  M a s o n  T a x - F r e e  I n c o m e  F u n d

The following additional information about the funds is available upon request and without charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) - the SAI is filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is considered part of) the prospectus. The SAI provides additional details about the funds and their policies.

ANNUAL AND SEMIANNUAL REPORTS - additional information about each fund's investments is available in the funds' annual and semiannual reports to shareholders. These reports provide detailed information about each fund's portfolio holdings and operating results.

To request the SAI or any reports to shareholders, or to obtain more information:

o     call toll-free 1-800-822-5544
o     visit us on the Internet via http://www.leggmason.com
o     write to us at:   Legg Mason Wood Walker, Incorporated
                        100 Light Street, P.O. Box 1476
                        Baltimore, Maryland 21203-1476

Information about the funds, including the SAI, can be reviewed and copied at the SEC's public reference room in Washington, DC (phone 1-800-SEC-0330). Reports and other information about the funds are available on the SEC's Internet site at http://www.sec.gov. Investors may also write to: SEC, Public Reference Section, Washington, DC 20549-6009. A fee will be charged for making copies.



LMF-038                                                 SEC file number 811-6223

Legg Mason Tax-Free Income Fund:
    Navigator Class of Legg Mason Maryland Tax-Free Income Trust
    Navigator Class of Legg Mason Pennsylvania Tax-Free Income Trust Navigator Class of Legg Mason Tax-Free Intermediate-Term Income Trust



                              NAVIGATOR SHARES PROSPECTUS   July 31, 1999


                              logo
                              HOW TO INVEST SM

As with all mutual funds, the Securities and Exchange Commission has not passed upon the adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

About the funds:

      xx    Investment objectives

      xx    Principal risks

      xx    Performance

      xx    Fees and expenses of the funds

      xx    Management

About the investment:

      xx    How to invest

      xx    How to sell your shares

      xx    Account policies

      xx    Services for investors

      xx    Dividends and taxes

      xx    Financial highlights

Legg Mason Tax-Free Income Funds

[icon] INVESTMENT OBJECTIVES


MARYLAND TAX-FREE INCOME TRUST

INVESTMENT OBJECTIVE: a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in debt instruments issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities or public authorities, the interest on which, in the opinion of counsel to the issuers of those instruments, is exempt from federal and Maryland state and local income taxes. Securities considered for investment must be investment grade. Investment grade securities are those rated within the four highest grades by Moody's Investors Service, Inc., Standard & Poor's or Fitch Investors Service, Inc. or, if unrated by Moody's, S&P or Fitch, deemed by the adviser to be of comparable quality. The fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, industrial development bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

Under normal circumstances, the fund will maintain at least 80% of its total assets in Maryland municipal obligations the interest on which is not a tax preference item for purposes of the federal alternative minimum tax.

The fund may invest in securities of any maturity. When selecting securities for the fund, the adviser maintains the fund's dollar-weighted average maturity between 12 and 24 years. The adviser establishes a duration target for the fund based on the adviser's investment outlook. This outlook is determined by the adviser's analysis of the economy, fiscal and monetary policy, and international events. Factors directly impacting the municipal market, such as supply, demand, and legislative developments, are also incorporated in the adviser's outlook.

The adviser analyzes each industry and issuer to determine its credit fundamentals and outlook. Issuers are scrutinized not only for their ability to make timely interest and principal payments, but for the stability of their financial position and ratings. The tax consequences of trading activity are always considered, and only those trades that the adviser believes add value to shareholders on an after-tax basis are executed.

Securities may be sold because their credit fundamentals have changed, or in order to buy a security which the adviser believes will produce greater risk-adjusted returns.


For temporary defensive purposes, when in the adviser's opinion, no suitable municipal securities are available, for liquidity purposes, or pending the investment of the proceeds of the sale of shares, the fund may invest in taxable short-term investments. The fund may also temporarily invest more than 20% of its total assets in municipal obligations the interest on which is exempt from federal income tax but is a tax preference item and/or is subject to Maryland state and local income taxes. The fund may not achieve its investment objective when so invested.

PENNSYLVANIA TAX-FREE INCOME TRUST

INVESTMENT OBJECTIVE: a high level of current income exempt from federal income tax and Pennsylvania personal income tax consistent with prudent investment risk and preservation of capital

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in debt instruments issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies, instrumentalities or public authorities, the interest on which, in the opinion of counsel to the issuers of those instruments, is exempt from federal income tax and Pennsylvania personal income tax. Securities considered for investment must be rated investment grade. Investment grade securities are those within the four highest grades by Moody's, S&P or Fitch, or, if unrated by Moody's, S&P or Fitch, deemed by the adviser to be of comparable quality.
Pennsylvania Tax-Free's shares are exempt from Pennsylvania county personal property tax to the extent that it invests in Pennsylvania municipal obligations. The fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, industrial development bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

Under normal circumstances, the fund will maintain at least 80% of its total assets in Pennsylvania municipal obligations the interest on which is not a tax preference item for purposes of the federal alternative minimum tax.

The fund may invest in securities of any maturity. When selecting securities for the fund, the adviser maintains the fund's dollar-weighted average maturity between 12 and 24 years. The adviser establishes a duration target for the fund based on the adviser's investment outlook. This outlook is determined by the adviser's analysis of the economy, fiscal and monetary policy, and international events. Factors directly impacting the municipal market, such as supply, demand, and legislative developments, are also incorporated in the adviser's outlook.

The adviser analyzes each industry and issuer to determine its credit fundamentals and outlook. Issuers are scrutinized not only for their ability to make timely interest and principal payments, but for the stability of their financial position and ratings. The tax consequences of trading activity are always considered, and only those trades that the adviser believes add value to shareholders on an after-tax basis are executed.

Securities may be sold because their credit fundamentals have changed, or in order to buy a security which the adviser believes will produce greater risk-adjusted returns.


For temporary defensive purposes, when in the adviser's opinion, no suitable municipal securities are available, for liquidity purposes, or pending the investment of the proceeds of the sale of shares, the fund may invest in taxable short-term investments. The fund may also temporarily invest more than 20% of its total assets in municipal obligations the interest on which is exempt from federal income tax but is a tax preference item and/or is subject to Pennsylvania personal income tax. The fund may not achieve its investment objective when so invested.

TAX-FREE INTERMEDIATE-TERM INCOME TRUST

INVESTMENT OBJECTIVE: a high level of current income exempt from federal income tax, consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in debt instruments issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of counsel to the issuers of those instruments, is exempt from federal income tax. Securities considered for investment must be rated investment grade. Investment grade securities are those within the four highest grades by Moody's, S&P or Fitch, or, if unrated by Moody's, S&P or Fitch, deemed by the adviser to be of comparable quality. The fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, industrial development bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

Under normal circumstances the fund will maintain at least 80% of its total assets in municipal obligations the interest on which is not a tax preference item for purposes of the federal alternative minimum tax.

The fund may invest in securities of any maturity. When selecting securities for the fund, the adviser maintains the fund's dollar-weighted average maturity between 2 and 10 years. The adviser establishes a duration target for the fund based on the adviser's investment outlook. This outlook is determined by the adviser's analysis of the economy, fiscal and monetary policy, and international events. Factors directly impacting the municipal market, such as supply, demand, and legislative developments, are also incorporated in the adviser's outlook.

The adviser analyzes each industry and issuer to determine its credit fundamentals and outlook. Issuers are scrutinized not only for their ability to make timely interest and principal payments, but for the stability of their financial position and ratings. The tax consequences of trading activity are always considered, and only those trades that the adviser believes add value to shareholders on an after-tax basis are executed.

Securities may be sold because their credit fundamentals have changed, or in order to buy a security which the adviser believes will produce greater risk-adjusted returns.


For temporary defensive purposes, when in the adviser's opinion, no suitable municipal securities are available, for liquidity purposes, or pending the investment of the proceeds of the sale of shares, the fund may invest in taxable short-term investments. The fund may also temporarily invest more than 20% of its total assets in municipal obligations the interest on which is exempt from federal income tax but is a tax preference item. The fund may not achieve its investment objective when so invested.

[icon] P R I N C I P A L  R I S K S


The following are the principal risks of investing in each of the funds.



IN GENERAL -

Investors can lose money by investing in the funds. There is no assurance that a fund will meet its investment objective. As with all mutual funds, an investment in any of these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INTEREST RATE RISK -

Each fund is subject to interest rate risk, which is the possibility that the market prices of the funds' municipal debt investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed-income security, the greater is the effect on its value when rates increase.

RISK OF CHANGES IN ECONOMIC CONDITIONS OR GOVERNMENTAL POLICIES -

Changes in economic conditions in, or governmental policies of, the State of Maryland or the Commonwealth of Pennsylvania could have a significant impact on the performance of Maryland Tax-Free and Pennsylvania Tax-Free, respectively.

SECTOR FOCUS AND ISSUER NON-DIVERSIFICATION -

A fund focusing a significant portion of its investments in a single sector of the municipal securities market will be more susceptible to factors adversely affecting one issue of bonds in that sector than would a fund not following this practice.


Each fund is a non-diversified fund. The percentage of each fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. When a fund's assets are invested in the securities of a limited number of issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event than shares of a diversified fund.

The funds may invest in securities issued by hospitals and other healthcare providers. The hospital industry throughout the nation has been subjected to pressure to reduce expenses and to limit lengths of stay. That pressure may adversely affect the financial health of some hospitals.

CREDIT RISK -

There is a risk that a fixed-income security could be downgraded or could default in payment of principal or interest. Credit ratings are the opinions of the private companies that rate companies or their securities; they are not guarantees.


Each fund may invest in bonds that are issued by or on behalf of public authorities to finance privately operated facilities. Payment of principal and interest on these bonds depends on the stream of revenue from the facility or the credit standing of the private operator; they are not supported by the taxing power of the public authority that issued them.

CALL RISK -

Many fixed-income securities, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed-income securities experience when rates decline. Furthermore, the funds reinvest the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

OTHER RISKS -

Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may impact the financing of some issuers of municipal securities. Some states and localities at times experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Some local jurisdictions have invested heavily in derivative instruments and may now hold portfolios of uncertain valuation. Each of these factors may affect the ability of an issuer of municipal securities to meet its obligations. Efforts by the federal government to restructure the federal income tax system could adversely affect the value of municipal securities.

YEAR 2000 -

Like other mutual funds (and most organizations around the world), the funds could be adversely affected by computer problems related to the year 2000. These could interfere with operations of the funds, the adviser, administrator, distributor and other outside service providers and could impact municipalities or companies in which the funds invest.

While no one knows if these problems will have any impact on the funds or on financial markets in general, the adviser and its affiliates and the other service providers to the funds have reported that they are taking steps to protect fund investors. These include efforts to determine that the problem will not directly affect the systems used by major service providers.

Whether these steps will be effective can only be known for certain in the year 2000.

[icon] P E R F O R M A N C E

The information below provides an indication of the risks of investing in a fund by showing changes in the fund's performance from year to year. Annual returns assume reinvestment of all dividends and distributions. Historical performance of a fund does not necessarily indicate what will happen in the future. As of the date of this prospectus, the Navigator class of shares of Maryland Tax-Free Income Trust and Tax-Free Intermediate-Term Income Trust have not yet commenced operations. The Navigator class of Pennsylvania Tax-Free Income Trust commenced operations on March 10, 1998. The returns presented are for the funds' Primary Shares, which are not offered in this prospectus. Primary Shares and Navigator Shares are invested in the same portfolio of securities. The annual returns for Primary Shares and Navigator Shares would differ only to the extent that the Navigator Shares would pay lower expenses, and therefore would have higher returns. Sales charges on Primary Shares have not been deducted from total returns (in the bar chart); if these amounts had been deducted, total returns in the bar chart would be less than those shown.

MARYLAND TAX-FREE INCOME TRUST - PRIMARY SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%)

25%

20%

15%                     14.81
            12.11
10%
      8.33                          7.69
5%                                        5.59
                              3.57
0%
                  -3.12
-5%

      1992  1993  1994  1995  1996  1997  1998

The fund's year-to-date total return for the fund's Primary Class as of June 30, 1999 was -1.32%.

   DURING THE SEVEN CALENDAR YEARS ENDED DECEMBER 31, 1998:

                                Quarter Ended           Total Return
   -----------------------------------------------------------------------
   Best quarter:               March 31, 1995             + 5.73%
   -----------------------------------------------------------------------
   Worst quarter:              March 31, 1994             - 3.92%
   -----------------------------------------------------------------------


   In the following table, average annual total returns as of December 31, 1998 are compared with the Lehman Brothers Municipal Bond Index.(c)


   -----------------------------------------------------------------------
                                       1 YEAR    5 YEARS   LIFE OF CLASS
   -----------------------------------------------------------------------
   Maryland Tax-Free Income Fund       + 2.68%   + 4.96%       + 6.89%(a)
   -----------------------------------------------------------------------
   Lehman Brothers Municipal Bond      + 6.48%   + 6.22%       + 7.87%(b)
   Index
   -----------------------------------------------------------------------




 (a) May 1, 1991  (commencement of operations) to December 31, 1998.
 (b) For the period May 31, 1991 to December 31, 1998.

 (c) The figures in this table include changes in principal value, reinvested dividends and capital gain distributions, if any, and assume the maximum sales charge on Primary Shares.

PENNSYLVANIA TAX-FREE INCOME TRUST - PRIMARY SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%)

16%
                              15.25
14%
                  12.71
12%
            9.46                          8.10
8%

6%
                                                5.76
4%
                                    3.30
2%

0%

-2%
                        -3.82
-4%

            1992  1993  1994  1995  1996  1997  1998

The year-to-date total return for the fund's Primary Class as of June 30, 1999 was - 0.88%.

DURING THE SEVEN CALENDAR YEARS OF THE PRIMARY CLASS ENDED DECEMBER 31, 1998:

                                Quarter Ended           Total Return
   -----------------------------------------------------------------------
   Best quarter:               March 31, 1993             +8.71%
   -----------------------------------------------------------------------
   Worst quarter:              March 31, 1996             -1.80%
   -----------------------------------------------------------------------

In the following table, average annual total returns as of December 31, 1998 are compared with the Lehman Brothers Municipal Bond Index.(d)

   -----------------------------------------------------------------------
                                   1 YEAR   5 YEARS      LIFE OF CLASS
   -----------------------------------------------------------------------
   Pennsylvania Tax-Free Income
   Fund - Primary Shares           2.85%     4.94%          7.13% (a)
   -----------------------------------------------------------------------
   Pennsylvania Tax-Free Income
   Fund - Navigator Shares          N/A       N/A           5.44% (b)
   -----------------------------------------------------------------------
   Lehman Brothers Municipal       6.48%     6.22%          7.86% (c)
   Bond Index
   -----------------------------------------------------------------------


(a) August 1, 1991 (commencement of operations of Primary Class) to December 31, 1998.
(b) For the period March 10, 1998 (commencement of sale of Navigator Class) to December 31, 1998. The cumulative return presented in the table is
based  only  on  a  nine  month  period  and   therefore   is  not   necessarily
representative of how the fund will perform over time.
(c) For the period August 31, 1991 to December 31, 1998.

(d) These figures include changes in principal value, reinvested dividends and capital gain distributions, if any, and assume the maximum sales charge on Primary Shares.

TAX-FREE INTERMEDIATE-TERM INCOME TRUST - PRIMARY SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%)

12%
                        11.95
10%
            9.95
8%

6%                                  6.09
                                          5.26
4%
                              3.49
2%

0%
                  -1.96
-2%

            1993  1994  1995  1996  1997  1998


The year-to-date total return for the fund's Primary Class as of June 30, 1999 was -1.17%.

DURING THE SIX CALENDAR YEARS OF THE PRIMARY CLASS ENDED DECEMBER 31, 1998:

                                Quarter Ended           Total Return
   -----------------------------------------------------------------------
   Best quarter:               March 31, 1995             +4.70%
   -----------------------------------------------------------------------
   Worst quarter:              March 31, 1994             -2.83%
   -----------------------------------------------------------------------

In the following table, average annual total returns as of December 31, 1998 are compared with the Lehman Brothers Seven-Year Municipal Bond Index.(c)

   ----------------------------------------------------------------------------
                                     1 YEAR     5 YEARS   LIFE OF PRIMARY CLASS
   ----------------------------------------------------------------------------
   Tax-Free Intermediate             +3.15%      +4.45%     +5.48% (a)
   ----------------------------------------------------------------------------
   Lehman Brothers Seven-Year
   Municipal Bond Index              +6.22%      +5.79%     +6.76% (b)
   ----------------------------------------------------------------------------

(a) November 9, 1992 (commencement of operations of Primary Class) to December 31, 1998.
(b) For the period  November  30, 1992 to December 31, 1998.
(c) The figures in this table include changes in principal value, reinvested dividends and capital gain distributions, if any, and assume the maximum sales charge on Primary Shares.

[icon] F E E S  A N D  E X P E N S E S  O F  T H E  F U N D S

The table below describes the fees and expenses you will incur as an investor in a fund. Each fund pays operating expenses directly out of its assets. Other expenses include transfer agency, custody, professional and registration fees. The funds have no sales charge and are not subject to a 12b-1 fee.

The fees shown are current fees, and the expenses shown are based on expenses for the fiscal year ended March 31, 1999. 12


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

    -------------------------------------------------------------------------
    NAVIGATOR SHARES OF:                 MARYLAND   PENNSYLVANIA  TAX-FREE
                                         TAX-FREE     TAX-FREE   INTERMEDIATE
    -------------------------------------------------------------------------
    Management fees (a)                0.55%        0.55%        0.55%
    -------------------------------------------------------------------------
    Distribution and/or Service        None         None         None
    (12b-1) fees
    -------------------------------------------------------------------------
    Other Expenses (b)                 0.14%        0.20%        0.23%
    -------------------------------------------------------------------------
    Total Annual Fund Operating        0.69%        0.75%        0.78%
    Expenses (a)
    -------------------------------------------------------------------------


(a) Pursuant to a voluntary expense limitation, the adviser has agreed to waive management fees such that total operating expenses relating to Navigator Shares (exclusive of taxes, interest, brokerage fees, and extraordinary expenses) will not exceed an annual rate of 0.45% of average daily net assets of each fund until July 31, 2000 or until Maryland Tax-Free's net assets reach $200 million, whichever occurs first; or until Pennsylvania Tax-Free's net assets reach $125 million, whichever occurs first; or until Tax-Free Intermediate's net assets reach $100 million, whichever occurs first. With these waivers, the management fee, other expenses and total operating expenses relating to Navigator Shares are as follows: for Maryland Tax-Free, 0.31%, 0.14% and 0.45% of average net assets; for Pennsylvania Tax-Free, 0.25%, 0.20% and 0.45% of average net assets; and for Tax Free Intermediate, 0.22%, 0.23% and 0.45% of average net assets.

(b) Other expenses for Maryland Tax-Free and Tax-Free Intermediate are based on estimated amounts for the current fiscal year.

EXAMPLE:

This example helps you compare the cost of investing in a fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in a fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown. Actual returns may be higher or lower than 5% per year.

   ---------------------------------------------------------
                           1 YEAR 3 YEARS 5 YEARS  10 YEARS
   ---------------------------------------------------------
   Maryland Tax-Free       70     221     N/A      N/A


   Pennsylvania Tax-Free   77     240     417      930


   Tax-Free Intermediate   80     249     N/A      N/A


   ---------------------------------------------------------

[icon] M A N A G E M E N T

ADVISER AND ADMINISTRATOR:

LEGG MASON CAPITAL MANAGEMENT, INC., 100 Light Street, Baltimore, Maryland 21202, is the funds' adviser. The adviser is responsible for investment management of the funds, including the responsibility for making investment decisions and placing orders to buy, sell or hold a particular security. Each fund has contracted to pay the adviser an advisory fee equal to an annual rate of 0.55% of the fund's average daily net assets. Because of fee waivers, the funds paid advisory fees for the fiscal year ended March 31, 1999 as follows:


Maryland Tax-Free             0.31%
Pennsylvania Tax-Free         0.25%
Tax-Free Intermediate         0.22%

The adviser acts as adviser to private accounts and investment company portfolios with aggregate assets as of June 30, 1999 of over $4 billion.


LEGG MASON FUND ADVISER, INC., 100 Light Street, Baltimore, Maryland 21202, administers the affairs of the funds and provides the funds with office facilities and personnel reasonably necessary for the operation of the funds. The adviser, not the fund, pays the administrator a fee equal to an annual rate of 0.05% of each fund's average daily net assets.


The administrator acts as investment adviser or manager to private accounts and twenty investment company portfolios with aggregate assets as of June 30, 1999 of over $19 billion.


PORTFOLIO MANAGEMENT:

An investment committee is responsible for the day-to-day management of each fund.

DISTRIBUTOR OF THE FUNDS' SHARES:

Legg Mason Wood Walker, Incorporated, 100 Light Street, Baltimore, Maryland, 21202, is the distributor of each fund's shares under separate Underwriting Agreements. Each Underwriting Agreement obligates Legg Mason to pay certain expenses in connection with offering fund shares, including compensation to its financial advisors, the printing and distribution of prospectuses, statements of additional information and shareholder reports (after these have been printed and mailed to existing shareholders at the funds' expense), supplementary sales literature and advertising materials.

Legg Mason and the  adviser  may pay  non-affiliated  entities  out of their own
assets  to  support  the   distribution  of  Navigator  Shares  and  shareholder
servicing.

The adviser, administrator and distributor are wholly-owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] H O W  T O  I N V E S T

Navigator Shares are currently offered for sale only to:

o Institutional Clients of Legg Mason Trust Company for which they exercise discretionary investment management responsibility and accounts of the customers with such Institutional Clients ("Customers").
o qualified retirement plans managed on a discretionary basis and having net assets of at least $200 million
o       clients  of  Bartlett  &  Co.  who,  as  of  December  19,  1996,   were
        shareholders of Bartlett Short Term Bond Fund or Bartlett Fixed Income Fund and for whom Bartlett acts as an ERISA fiduciary
o certain institutions who were clients of Fairfield Group, Inc. as of February 28, 1999 for investment of their own monies and monies for which they act in a fiduciary capacity
o any qualified retirement plan of Legg Mason, Inc. or of any of its affiliates




Eligible investors may purchase Navigator shares through a brokerage account at Legg Mason. The minimum initial investment is $50,000 and the minimum for each purchase of additional shares is $100. Institutional Clients may set different minimums for their Customers' investments in accounts invested in Navigator Shares.

Customers of certain Institutional Clients that have omnibus accounts with the funds' transfer agent can purchase shares through those Institutions. The distributor may pay such Institutional Clients for account servicing. Institutional clients may charge their Customers for services provided in connection with the purchase and redemption of shares. Information concerning these services and any applicable charges will be provided by the Institutional Clients. This Prospectus should be read by Customers in connection with any such information received by Institutional Clients. Any such fees, charges or requirements imposed by Institutional Clients will be in addition to the fees and requirements of this Prospectus.

Certain institutions that have agreements with Legg Mason or the funds may be authorized to accept purchase and redemption orders on their behalf. Once the authorized institution accepts the order, you will receive the next determined net asset value. You should consult with your institution to determine the time by which it must receive your order to get that day's share price. It is the institution's responsibility to transmit your order to the fund in a timely fashion.

Purchase orders received by Legg Mason before the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) will be processed at the fund's net asset value as of the close of the exchange on that day. Orders received after the close of the exchange will be processed at the fund's net asset value as of the close of the exchange on the next day the exchange is open. Payment must be made within three business days to the selling organization.

You will begin to earn dividends on shares of the funds as of the settlement date, which is normally the third business day after your order is placed with a financial advisor.

[icon]  H O W  T O  S E L L  Y O U R  S H A R E S

To redeem your shares by telephone, call 1-800-822-5544.

Please have available the number of shares (or dollar amount) to be redeemed and the account number.

The funds will follow reasonable procedures to ensure the validity of any telephone redemption request, such as requesting identifying information from callers or employing identification numbers. Unless you specify that you do not wish to have telephone redemption privileges, if the funds follow reasonable procedures to ensure the validity of telephone redemption requests, you may be held responsible for any fraudulent telephone order.

Customers  of   Institutional   Clients  may  redeem  only  in  accordance  with
instructions and limitations pertaining to their account at the Institution.

Redemption orders received by Legg Mason before the close of the exchange will be transmitted to the funds' transfer agent. Your order will be processed at that day's net asset value. Redemption orders received by Legg Mason after the close of the exchange will be processed at the closing net asset value on the next day the exchange is open.

Your order will be processed promptly and you will generally receive the proceeds by mail to the name and address on the account registration within a week. You may also have your telephone redemption requests paid by a direct wire to a previously designated domestic commercial bank account.

Payment of the proceeds of redemptions of shares that were recently purchased by check or acquired through reinvestment of dividends on such shares may be delayed for up to 10 days from the purchase date in order to allow for the check to clear.


Each fund has reserved the right under certain conditions to redeem its shares in kind by distributing portfolio securities in payment for redemptions.

[icon]  A C C O U N T  P O L I C I E S

CALCULATION OF NET ASSET VALUE:

Net asset value per Navigator Share is determined daily as of the close of the New York Stock Exchange, on every day the exchange is open. To calculate each fund's Navigator Share price, the fund's assets attributable to Navigator Shares are valued and totaled, liabilities are subtracted, and the resulting net assets are divided by the number of Navigator Shares outstanding.


Securities for which market quotations are readily available are valued at the last sale price of the day for a comparable position, or, in the absence of any such sales, the last available bid price for a comparable position. Where such market quotations are not readily available, securities are valued based upon appraisals received from an independent pricing service. Securities with remaining maturities of 60 days or less are valued at amortized cost.


OTHER:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or its affiliates.


If your account falls below $500, the fund may ask you to increase your balance. If, after 60 days, your account is still below $500, the fund may close your account and send you the proceeds. A fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.


Each fund reserves the right to:

o reject any order for shares or suspend the offering of shares for a period of time
o     change its minimum investment amounts
o delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The funds may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC.

[icon]  S E R V I C E S  F O R  I N V E S T O R S

CONFIRMATION AND ACCOUNT STATEMENTS:
Confirmations will be sent to Institutional Clients after each transaction involving Navigator Shares which will include the total number of shares being held in safekeeping by the transfer agent. The transfer agent will send confirmations of each purchase and redemption transaction (except a reinvestment of dividends or capital gain distributions). Beneficial ownership of shares by Customer accounts will be recorded by the Institutional Client and reflected in their regular account statements.

EXCHANGE PRIVILEGE:
Navigator Shares of a fund may be exchanged for Navigator Shares of any other Legg Mason funds or Legg Mason Cash Reserve Trust, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.

An exchange of a fund's shares will be treated as a sale of the shares and any gain on the transaction may be subject to tax.

Each fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year


o terminate or modify the exchange privilege after 60 days' written notice to shareholders


Some Institutional Clients may not offer all of the Navigator Funds for exchange.

[icon]  D I V I D E N D S  A N D  T A X E S

Dividends from net investment income of each fund are declared daily and paid monthly.

Dividends from net short-term capital gain and distributions of substantially all net capital gain (the excess of net long-term capital gain over net short-term capital loss) generally are declared and paid after the end of the taxable year in which the gain is realized. A second distribution of net capital gain may be necessary in some years to avoid imposition of a federal excise tax.

Your dividends and other distributions will be automatically reinvested in additional Navigator Shares of the fund. If you wish to receive dividends and/or other distributions in cash, you must notify the fund at least 10 days before the next dividend and/or other distribution is paid.

If the postal or other delivery service is unable to deliver your check, your distribution option will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Under normal circumstances, substantially all dividends paid by the funds will be exempt from federal income tax. From a technical standpoint, each fund may pay such dividends to its shareholders if at least 50% of its total assets at the close of each quarter of its taxable year consists of certain obligations the interest on which is exempt from federal income tax. (These dividends, though tax-exempt, nevertheless must be reported on the recipient's federal income tax return).

Generally, distributions paid by Maryland Tax-Free to Maryland residents attributable to interest received or capital gains recognized by the fund on Maryland municipal obligations are exempt from Maryland state and local income taxes. Distributions attributable to interest received or capital gains recognized by the fund on certain U.S. government obligations also are exempt from those taxes. Similarly, individual shareholders of Pennsylvania Tax-Free who are otherwise subject to the Pennsylvania personal income tax will generally not be subject to that tax on distributions by the fund that are attributable to interest on Pennsylvania municipal obligations.

Fund dividends and other distributions will be taxable to investors (other than retirement plans and other tax exempt investors) whether received in cash or reinvested in additional Navigator Shares of the fund. Dividends of any taxable net investment income and net short-term capital gains will be taxable as ordinary income. Distributions of a fund's net capital gain will be taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A tax statement is sent to you at the end of each year detailing the tax status of your distributions.

Because each investor's tax situation is different, please consult your tax advisor about federal, state and local tax considerations.

[icon]   F I N A N C I A L  H I G H L I G H T S


The financial highlights table is intended to help you understand Pennsylvania Tax-Free's financial performance since inception. Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned (or lost) on an investment in a fund, assuming reinvestment of all dividends and distributions. This information has been audited by the funds' independent accountants, PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the annual report. The annual report is available upon request by calling toll-free 1-800-822-5544. As of the date of this prospectus, Navigator Shares of Maryland Tax-Free and Tax-Free Intermediate have not commenced operations.




                --------------------------------------------------------------------------------------------------
                           Investment                    Distributions
                           Operations
------------------------------------------------------------------------------------------------------------------
                                                                                                   Net
For the    Net        Net         Net                                    From Net                  Asset
Years      Asset      Investmen   Realized    Total         From Net     Realized       Total      Value,
Ended      Value,     Income      &           From          Investment   Gain on        Distri-    End of
Mar. 31,   Beginning  (Loss)      Unrealized  Investment    Income       Investments    butions    Year
           of Year                Gain        Operations
                                  (Loss) On
                                  Investments

------------------------------------------------------------------------------------------------------------------

Pennsylvania Tax-Free - Navigator Class

------------------------------------------------------------------------------------------------------------------
1999       $16.48     $.84(D)     $.10        $.94          $(.84)       $(.05)         $(.89)     $16.53
------------------------------------------------------------------------------------------------------------------
1998        16.44      .05(D)      .04         .09           (.05)            -          (.05)      16.48
------------------------------------------------------------------------------------------------------------------


     -------------------------------------------------------------------------------------------------------------
                                           Ratios/Supplemental Data
     -------------------------------------------------------------------------------------------------------------
                       Total            Net             Net
                      Expenses        Expenses        Investment
        Total       to Average       to Average       Income to                          Net Assets,
        Return       Net Assets      Net Assets      Average Net         Portfolio       End of Year
         (A)            (B)             (C)             Assets         Turnover Rate     (thousands)
------------------------------------------------------------------------------------------------------------------

Pennsylvania Tax-Free - Navigator Class

------------------------------------------------------------------------------------------------------------------
1999      5.79%       .46%(D)           .45(D)%          5.04%(D)               10.6%        $276
------------------------------------------------------------------------------------------------------------------
1998    .55%(F)    45%(D),(G)       .45%(D),(G)          4.82%(D),(G)        14.1%(G)          90
------------------------------------------------------------------------------------------------------------------


(A)Excluding sales charge. Sales charges are being waived for the period November 3, 1997 through July 31, 2000.

(B)Pursuant  to  Securities  and  Exchange  Commission  regulations,   effective
   December 31, 1995, this ratio reflects total expenses before compensating balance credits. Previously, credits were included in the ratio.

(C)This ratio reflects total expenses reduced by the impact of compensating balance credits and voluntary expense waivers described below.

(D)Net of fees waived by the advisor in excess of voluntary expense limitations as follows: 0.45% until July 31, 2000. If no fees had been waived by the adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 1999, .75% and 1998, 0.75%.

(E)For the period March 10, 1998 (commencement of sale of Navigator Class) to March 31, 1998.

(F)Not annualized.

(G)Annualized.

L e g g  M a s o n  T a x - F r e e  I n c o m e  F u n d

The following additional information about the funds is available upon request and without charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) - the SAI is filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is considered part of) the prospectus. The SAI provides additional details about the funds and their policies.

ANNUAL AND SEMIANNUAL REPORTS - additional information about each fund's investments is available in the funds' annual and semiannual reports to shareholders. These reports provide detailed information about each fund's portfolio holdings and operating results.

To request the SAI or any reports to shareholders, or to obtain more information:
o     call toll-free 1-800-822-5544
o     visit us on the Internet via http://www.leggmason.com
o     write to us at:   Legg Mason Wood Walker, Incorporated
                        100 Light Street, P.O. Box 1476
                        Baltimore, Maryland 21203-1476

Information about the funds, including the SAI, can be reviewed and copied at the SEC's public reference room in Washington, DC (phone 1-800-SEC-0330). Reports and other information about the funds are available on the SEC's Internet site at http://www.sec.gov. Investors may also write to: SEC, Public Reference Section, Washington, DC 20549-6009. A fee will be charged for making copies.



LMF-038                                               SEC file number 811-6223

                        LEGG MASON TAX-FREE INCOME FUND:
                    LEGG MASON MARYLAND TAX-FREE INCOME TRUST
                  LEGG MASON PENNSYLVANIA TAX-FREE INCOME TRUST
               LEGG MASON TAX-FREE INTERMEDIATE-TERM INCOME TRUST

                       PRIMARY SHARES AND NAVIGATOR SHARES

                       STATEMENT OF ADDITIONAL INFORMATION
                                  JULY 31, 1999

      This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for Primary Shares and for Navigator Shares of the funds, each dated July 31, 1999, which have been filed with the Securities and Exchange Commission ("SEC"). The funds' annual report is incorporated by reference into this Statement of Additional Information. Copies of either the annual report or the Prospectuses are available without charge by writing or calling the funds' distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason") (address and telephone numbers listed below).



                             LEGG MASON WOOD WALKER
                                  INCORPORATED
                          ----------------------------
                                100 LIGHT STREET
                                  P.O. BOX 1476
                         BALTIMORE, MARYLAND 21203-1476
                         (410) 539-0000  (800) 822-5544

                                TABLE OF CONTENTS

DESCRIPTION OF THE FUNDS.....................................................3
FUND POLICIES................................................................3
INVESTMENT STRATEGIES AND RISKS..............................................4
SPECIAL FACTORS AFFECTING MARYLAND AND PENNSYLVANIA TAX-FREE FUNDS..........14
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................18
ADDITIONAL TAX INFORMATION..................................................20
VALUATION OF FUND SHARES....................................................23
PERFORMANCE INFORMATION.....................................................23
MANAGEMENT OF THE TRUST.....................................................28
THE FUNDS' INVESTMENT ADVISER...............................................30
THE FUNDS' DISTRIBUTOR......................................................33
PORTFOLIO TRANSACTIONS AND BROKERAGE........................................35

DESCRIPTION OF THE TRUST....................................................36

THE TRUST'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT............37
OTHER INFORMATION...........................................................37
THE TRUST'S LEGAL COUNSEL...................................................37
THE TRUST'S INDEPENDENT ACCOUNTANTS.........................................38
FINANCIAL STATEMENTS........................................................38






      No person has been authorized to give any information or to make any representations not contained in the Prospectuses or this Statement of Additional Information in connection with the offerings made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by any fund or its distributor. The Prospectuses and this Statement of Additional Information do not constitute offerings by any fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

                            DESCRIPTION OF THE FUNDS

      Legg Mason Tax-Free Income Fund is an open-end investment company which was established as a Massachusetts business trust under a Declaration of Trust dated November 21, 1990. Legg Mason Maryland Tax-Free Income Trust, Legg Mason Pennsylvania Tax-Free Income Trust and Legg Mason Tax-Free Intermediate-Term Income Trust are separate series of Legg Mason Tax-Free Income Fund. Each fund is non-diversified.

                                  FUND POLICIES

      Maryland Tax-Free's investment objective is to seek a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital. Pennsylvania Tax-Free's investment objective is to seek a high level of current income exempt from federal income tax and Pennsylvania personal income tax, consistent with prudent investment risk and preservation of capital. Tax-Free Intermediate's investment objective is to seek a high level of current income exempt from federal income tax, consistent with prudent investment risk.

      The following information supplements the information concerning each fund's investment objectives, policies and limitations found in the Prospectuses. Each fund has adopted certain fundamental investment limitations that cannot be changed except by a vote of the shareholders of that fund. The following are each fund's fundamental investment limitations set forth in their entirety. Each fund may not:

      1. Borrow money, except from banks or through reverse repurchase agreements for temporary purposes in an aggregate amount not to exceed 10% of the value of the total assets of the fund; provided that borrowings, including reverse repurchase agreements, in excess of 5% of such value will be only from banks (although not a fundamental policy subject to shareholder approval, the fund will not purchase securities if borrowings, including reverse repurchase agreements, exceed 5% of its total assets);

      2. Issue bonds or any other class of securities preferred over shares of the fund in respect of the fund's assets or earnings, provided that the Trust may issue separate series of shares in accordance with its Declaration of Trust;

      3. Underwrite the securities of other issuers except insofar as the fund may be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of a portfolio security;

      4. Buy or hold any real estate other than municipal bonds secured by real estate or interests therein;

      5. Purchase or sell any commodities or commodities contracts, except that the fund may purchase or sell interest rate futures contracts, options on securities indexes and options on interest rate futures contracts;

      6. Purchase or sell any oil, gas or mineral exploration or development programs;

      7.   Make loans, except loans of portfolio securities and except to the extent the purchase of a portion of an issue of publicly distributed notes, bonds or other evidences of indebtedness, the entry into repurchase agreements, or deposits with banks and other financial institutions may be considered loans;

      8. Buy securities on "margin," except for short-term credits necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with the use of interest rate futures contracts and options on interest rate futures contracts;

      9. Make short sales of securities or maintain a short position, except that the fund may (a) make short sales and maintain short positions in connection with its use of options, futures contracts and options on futures contracts and (b) sell short "against the box" (although not a fundamental policy, the fund does not intend to make short sales in excess of 5% of its assets during the coming year);

      10. Invest 25% or more of its total assets in the securities of issuers in any one industry, provided that this limitation does not apply to (a) obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities or repurchase agreements thereon; (b) Pennsylvania municipal obligations for the Pennsylvania Tax-Free Fund and Maryland municipal obligations for the Maryland Tax-Free Fund; and (c) municipal obligations for the Tax-Free Intermediate Fund. For the purpose of this restriction, industrial development bonds issued by non-governmental users will not be considered municipal obligations.

      The foregoing investment limitations of each fund cannot be changed without the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

      As a non-fundamental investment limitation (which may be changed by the vote of the Trust's Board of Trustees without shareholder approval), each fund will not invest more than 10% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

      If any percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in value of portfolio securities or amount of total assets of a fund will not be considered a violation of any of the foregoing fundamental or non-fundamental limitations. If through a change in values, net asets or other circumstances, a fund was in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

      Unless otherwise specified, the policies and limitations set forth in this Statement of Additional Information are non-fundamental and can be changed without a shareholder vote. Each fund anticipates being as fully invested as practicable in municipal obligations; however, there may be occasions when, as a result of maturities of portfolio securities, or sales of a fund's shares, or in order to meet anticipated redemption requests, a fund may hold cash which is not earning income or make use of repurchase agreements, the income from which would be taxable.

                         INVESTMENT STRATEGIES AND RISKS

      The following information applies to all of the funds:

MUNICIPAL OBLIGATIONS

      Municipal  obligations  include  obligations  issued to  obtain  funds for various public purposes, including constructing a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation, schools and streets. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the making of loans to other public institutions and facilities. In addition, certain types of industrial development bonds ("IDBs") and private activity bonds ("PABs") are issued by or on behalf of public authorities to finance various privately operated facilities, including certain pollution control facilities, convention or trade show facilities, and airport, mass transit, port or parking facilities. Interest on certain tax-exempt PABs will constitute a tax preference item for purposes of the federal alternative minimum tax. Accordingly, under normal circumstances, each fund's investment in obligations, the interest on which is such an item, including PABs, will be limited to a maximum of 20% of its total assets.

      Municipal obligations also include short-term tax anticipation notes, bond anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term debt obligations. Such notes may be issued with a short-term maturity in anticipation of the receipt tax payments, the proceeds of bond placements or other revenues.

      The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. "General obligation" bonds are secured by the issuer's pledge of its faith, credit and taxing power. "Revenue" bonds are payable only from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source such as the corporate user of the facility being financed. IDBs and PABs are usually revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of the IDBs and PABs is usually directly related to the credit standing of the corporate user of the facilities.

      The municipal obligations in which each fund may invest include municipal leases and participation interests therein. These obligations, which may take the form of a lease, an installment purchase or a conditional sales contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities, such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Rather than holding such obligations directly, a fund may purchase a participation interest in a municipal lease obligation from a bank or other third party. A participation interest gives a fund a specified, undivided pro-rata interest in the total amount of the obligation.

      Municipal lease obligations have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements. Leases, installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed inapplicable because of the inclusion in many leases and contracts of "non-appropriation" clauses providing that the governmental user has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

      In determining the liquidity of a municipal lease obligation, the adviser will distinguish between simple or direct municipal leases and municipal lease-backed securities, the latter of which may take the form of a lease-backed revenue bond or other investment structure using a municipal lease-purchase agreement as its base. While the former may present special liquidity issues, the latter are based on a well established method of securing payment of a municipal obligation. A fund's investment in municipal lease obligations and participation interests therein will be treated as illiquid unless the adviser determines, pursuant to guidelines established by the Board of Trustees, that the security could be disposed of within seven days in the normal course of business at approximately the amount at which the fund has valued the security.

      The municipal obligations in which each fund may invest also include zero coupon bonds and deferred interest bonds, although each fund currently does not intend to invest more than 5% of the value of its total assets in such instruments during the coming year. Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value.
Like other municipal securities, the price can also reflect a premium or discount to par reflecting the market's judgment as to the issuer's creditworthiness, the interest rate or other similar factors. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Such instruments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such instruments may experience greater volatility in market value than debt obligations which make regular payments of interest. Each fund will accrue income on such investments for accounting purposes, which is distributable to shareholders.

      An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal obligations may be materially and adversely affected.

      Opinions relating to the validity of municipal obligations, to the exemption of interest thereon from federal income tax, Maryland state and local income taxes and Pennsylvania personal income tax, and to the lack of treatment of that interest as a Tax Preference Item, respectively, are rendered by counsel to the issuers at the time of issuance. Neither the funds nor the adviser will independently review the basis for such opinions.

      The United States Supreme Court has held that Congress may subject the interest on municipal obligations to federal income tax. It can be expected that, as in the past, proposals will be introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. Proposals also may be introduced in state legislatures which could affect the state tax treatment of each fund's distributions. If any such proposals were enacted, the availability of municipal obligations for investment by the funds and the value of their assets could be materially and adversely affected. In such event, each fund would re-evaluate its investment objective and policies and consider changes in its structure or possible dissolution.

CONCENTRATION

      Each fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, industrial development bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project. In such circumstances, economic, business, political or other changes affecting one issue of bonds (such as proposed legislation affecting healthcare or the financing of a project, shortages or price increases of needed materials, or declining markets or needs for the projects) would most likely affect other bonds in the same segment, thereby potentially increasing market risk. As a result, each fund is subject to greater risk than other funds that do not follow this practice.

WHEN-ISSUED SECURITIES

      Each fund may enter into commitments to purchase municipal obligations or other securities on a when-issued basis. Such securities are often the most efficiently priced and have the best liquidity in the bond market. When a fund purchases securities on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. To meet its payment obligation, a fund will establish a segregated account with its custodian and maintain cash or appropriate liquid obligations in an amount at least equal to the payment that will be due. Use of this practice would have a leveraging effect on a fund. Each fund does not expect that its commitment to purchase when-issued securities will at any time exceed, in the aggregate, 25% of total assets.

      Delivery of and payment for when-issued securities normally take place 15 to 45 days after the date of the commitment. Interest rates on when-issued securities are normally fixed at the time of the commitment. Consequently, increases in the market rate of interest between the commitment date and settlement date may result in a market value for the security on the settlement date that is less than its purchase price. Typically, no interest accrues to the purchaser until the security is delivered.

      With regard to each such commitment, a fund maintains in a segregated account with the custodian, commencing on the date of such commitment, cash, U.S. government securities or other high-quality liquid debt securities equal in value to the purchase price for the when-issued securities due on the settlement date. Each fund only makes when-issued commitments with the intention of actually acquiring the securities subject thereto, but a fund may sell these securities before the settlement date if market conditions warrant. When payment is due for when-issued securities, a fund meets its obligations from then-available cash flow, from the sale of securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). The purchase of when-issued securities may affect a fund's share price in a manner similar to the use of borrowing.

CALLABLE BONDS

      Callable municipal bonds are municipal bonds which carry a provision permitting the issuer to redeem the bonds prior to their maturity dates at a specified price which typically reflects a premium over the bonds' original issue price. If the proceeds of a bond owned by a fund called under circumstances favorable to the issuer are reinvested, the result may be a lower overall yield on such proceeds upon reinvestment because of lower prevailing interest rates. If the purchase price of such bonds included a premium related to the appreciated value of the bonds, some or all of that premium may not be recovered by bondholders, such as the funds, depending on the price at which such bonds were redeemed.

      Each callable bond is "marked-to-market" daily based on the bond's call date so that the call of some or all of a fund's callable bonds is not expected to have a material impact on that fund's net asset value. In light of the previously described pricing policies and because each fund follows certain amortization procedures required by the Internal Revenue Service, each fund does not expect to suffer any material adverse impact in connection with a call of bonds purchased at a premium. Notwithstanding such policies, however as with any investment strategy, there is no guarantee that a call may not have a more substantial impact than anticipated.

      Callable bonds generally have call-protection (that is, a period of time during which the bonds may not be called) which usually lasts for 7 to 10 years from the date of issue, after which time such bonds may be redeemed by the issuer. An issuer may generally be expected to call its bonds, or a portion of them, during periods of declining interest rates, when borrowings may be replaced at lower rates than those obtained in prior years. If interest rates decline as the call-protection on callable bonds expires, there is an increased likelihood that a number of such bonds may in fact be redeemed by the issuers.

STAND-BY COMMITMENTS

      Each fund may acquire "stand-by commitments" with respect to its investments in municipal obligations. A stand-by commitment is a put (that is, the right to sell the underlying security within a specified period of time at a specified exercise price that may be sold, transferred or assigned only with the underlying security) that entitles the fund to same-day settlement. Under a stand-by commitment, a broker, dealer or bank agrees to purchase, at the fund's option, specified municipal obligations at amortized cost plus accrued interest. The total amount paid for outstanding stand-by commitments held by a fund will not exceed 25% of the fund's total assets calculated immediately after each stand-by commitment is acquired.

      When a fund exercises a stand-by commitment that it has acquired from a dealer with respect to municipal obligations held by it, the dealer normally pays the fund an amount equal to (1) the fund's acquisition cost of the municipal obligations (excluding any accrued interest which the fund paid on its acquisition) less any amortized market premium or plus any amortized market or original issue discount during the period the fund owned the securities, plus
(2) all interest accrued on the securities since the last interest payment date or the date the securities were purchased by the fund, whichever is later. The fund's right to exercise stand-by commitments is unconditional and unqualified and exercisable by the fund at any time prior to the underlying securities' maturity.

      A stand-by commitment is not transferable by a fund without the underlying securities, although the fund could sell the underlying municipal obligations to a third party at any time. The fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). Each fund intends to enter into stand-by commitments only with those banks, brokers and dealers that in the adviser's opinion present minimal credit risks.

      Each fund intends to acquire stand-by commitments solely to facilitate liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not ordinarily affect the valuation or assumed maturity of the underlying municipal obligations. Stand-by commitments would not affect the average weighted maturity of the assets of a fund.

FIXED, VARIABLE AND FLOATING RATE OBLIGATIONS

      A variable rate obligation differs from an obligation with a fixed rate coupon, the value of which fluctuates in inverse relation to interest rate changes. If interest rates decline below the coupon rate, generally the value of a fixed rate obligation increases and the obligation sells at a premium. Should interest rates increase above the coupon rate, generally the value of a fixed rate obligation decreases and the obligation sells at a discount. The magnitude of such capital fluctuations is also a function of the period of time remaining until the obligation matures. Short-term fixed rate obligations are minimally affected by interest rate changes; the greater the remaining period until maturity, the greater the fluctuation in value of a fixed rate obligation is likely to be.

      Variable rate obligation coupons are not fixed for the full term of the obligation, but are adjusted periodically based upon changes in prevailing interest rates. As a result, the value of variable rate obligations is less affected by changes in interest rates. The more frequently such obligations are adjusted, the less such obligations are affected by interest rate changes during the period between adjustments. The value of a variable rate obligation, however, may fluctuate in response to market factors and changes in the creditworthiness of the issuer.

      By investing in variable rate obligations, a fund hopes to take advantage of the normal yield curve function that usually results in higher yields on longer-term investments. This policy also means that should interest rates decline, the yield of the fund will decline, and the fund and its shareholders will forego the opportunity for, respectively, capital appreciation of its portfolio investments and of their shares. Should interest rates increase, the yield of the fund will increase, and the fund and its shareholders will forego the opportunity for, respectively, capital depreciation of its portfolio investments and of their shares. There is no limitation on the percentage of a fund's assets that may be invested in variable rate obligations. However, each fund will limit the value of its investments in any variable rate securities that are illiquid and in all other illiquid securities to 10% or less of its net assets.

      Each fund may also invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest. These notes may be supported by an unconditional bank letter of credit guaranteeing payment of the principal or both the principal and accrued interest. Because each fund invests in such securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to a fund. Floating rate demand notes have an interest rate related to a known lending rate, such as the prime rate, and are automatically adjusted when such known rate changes. Such securities often react to changes in market interest rates in a manner similar to shorter-term securities that mature at the time of the next interest rate reset for the variable or floating rate instrument. In calculating its dollar-weighted average maturity, a fund may determine the maturity of a variable or floating rate note according to the interest rate reset date, or the date principal can be recovered on demand, rather than the date of ultimate maturity.

      Floating  rate  obligations  also  are  not  fixed,  but are  adjusted  as
specified   benchmark   interest  rates  change.   In  other   respects,   their
characteristics are similar to variable rate notes, as discussed above.

YIELD FACTORS AND RATINGS

      The yield of a municipal obligation is dependent on a variety of factors, including general municipal securities market conditions, general fixed-income market conditions, the financial condition of the issuer, the size of the particular offering, the maturity of the obligation, the credit quality and rating of the issue and expectations regarding changes in income tax rates.

      Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investors Service, Inc. ("Fitch") are private services that provide ratings of the credit quality of obligations. A description of the ratings assigned to obligations by Moody's, S&P and Fitch is included in Appendix A. A fund may consider these ratings in determining whether to purchase, sell or hold a security. The ratings represent Moody's, S&P's and Fitch's opinions as to the quality of the obligations which they undertake to rate. Ratings are general and are not absolute standards of quality. Consequently, obligations with the same maturity, interest rate and rating may have different market prices. In addition to ratings assigned to individual bond issues, the adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. Credit rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

      In addition to the agency ratings, there are other criteria which will be used by the adviser in selecting securities for a fund. Consideration will be given to the maturity and duration of each bond as well as its effect on the overall average maturity and during of the portfolio. Analysis of the current and historical yield spreads is done to determine the relative value in any bond considered for purchase. The coupon level and call features also figure in the decision on the relative merits of an investment. Consideration is also given to the type of bond - whether it is a general obligation or a revenue bond. In addition to this examination of bond characteristics, significant effort is devoted to analysis of the creditworthiness of the bond issuer at the time of purchase and on an ongoing basis.

SECURITIES LENDING

      Each fund may engage in securities lending and may invest in zero coupon and deferred interest bonds. Any income from securities lending would be taxable when distributed to shareholders.

      A fund may lend portfolio securities to dealers in municipal securities, brokers or dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the fund. During the time portfolio securities are on loan, the borrower will pay the fund an amount equivalent to any dividends or interest paid on such securities, and the fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of taxable interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the fund or the borrower. The fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The funds do not have the right to vote securities on loan, but each fund would terminate the loan and regain the right to vote if that were considered important with respect to the investment. Because interest from securities lending is taxable, each fund presently does not intend to loan more than 5% of its portfolio securities at any given time.

REVERSE REPURCHASE AGREEMENTS

      A reverse repurchase agreement is a portfolio management technique in which a fund temporarily transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for cash. At the same time, the fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, including interest payment. A fund may engage in reverse repurchase agreements as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio instruments. A fund may also engage in reverse repurchase agreements in order to reinvest the proceeds in other securities or repurchase agreements. Such a use of reverse repurchase agreements would constitute a form of leverage.

      When a fund reinvests the proceeds of a reverse repurchase agreement in other securities, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds are invested would affect the market value of the fund's assets. As a result, such transactions could increase fluctuation in the fund's net asset value. If a fund reinvests the proceeds of the agreement at a rate lower than the cost of the agreement, engaging in the agreement will lower the fund's yield. While engaging in reverse repurchase agreements, each fund will maintain cash or other appropriate liquid securities in a segregated account at its custodian bank with a value at least equal to the fund's obligation under the agreements.

      The ability of a fund to engage in reverse repurchase agreements is subject to the fund's fundamental investment limitation concerning borrowing described above.

REPURCHASE AGREEMENTS

      A repurchase agreement is an agreement under which U.S. government obligations or other high-quality debt securities are acquired by a fund from a securities dealer or bank subject to resale at a previously agreed-upon price and date. The resale price reflects an agreed interest rate effective for the period the securities are held and is unrelated to the interest rate provided by the securities. In these transactions, the securities acquired by the fund are held by a custodian bank until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreements. Repurchase agreements are usually for periods of one week or less, but may be for longer periods. Each fund will not enter into repurchase agreements of more than seven days duration if more than 10% of its net assets would be invested in such agreements and other illiquid investments. A fund's income from repurchase agreements is taxable income.

      To the extent that proceeds from the sale upon a default of the obligation to repurchase were less than the repurchase price, a fund might suffer a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization upon the collateral by the fund could be delayed or limited, during which time the value of the fund's collateral might decline. However, each fund has adopted standards for the parties with whom it will enter into repurchase agreements that the Trust's Board of Trustees believes are reasonably designed to assure that each party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

TAXABLE INVESTMENTS

      For temporary, defensive purposes, when in the adviser's opinion, no suitable municipal securities are available, for liquidity purposes, or pending the investment of the proceeds of the sale of shares, the funds may invest in taxable short-term investments consisting of: (i) obligations of the U.S. Government, its agencies and instrumentalities; (ii) certificates of deposit and bankers' acceptances of U.S. domestic banks with assets of one billion dollars or more; (iii) commercial paper or other corporate notes of high quality; and
(iv) any of such items subject to short-term repurchase agreements.

FUTURES AND OPTION STRATEGIES

      To protect against the effect of adverse changes in interest rates, each fund may purchase and sell interest rate futures contracts and options on securities indexes, and may purchase put options on interest rate futures contracts (practices known as "hedging"). A fund may purchase put options on interest rate futures contracts or sell interest rate futures contracts (that is, enter into a futures contract to sell the underlying security) to attempt to reduce the risk of fluctuations in its share value. A fund may purchase an interest rate futures contract (that is, enter into a futures contract to purchase the underlying security) to attempt to establish more definitely the return on securities the fund intends to purchase. The funds may not use these instruments for speculation or leverage. In addition, a fund's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations. Any gains from futures and options transactions would be taxable.

      The success of a fund's strategies in reducing risks depends on may factors, the most significant of which is the adviser's ability to predict market interest rate changes correctly, which differs from its ability to select portfolio securities. In addition, a hedge could be unsuccessful if the changes in the value of a fund's futures contract or option positions do not correlate to the changes in the value of its investments. It is also possible that a fund may be unable to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or that a fund may need to sell a portfolio security at a disadvantageous time, due to the need for the fund to maintain "cover" or to segregate securities in connection with hedging transactions. Because the markets for futures and options are not always liquid, a fund may be unable to close out or liquidate its hedged position and may be locked in during a market decline. The adviser attempts to minimize the possible negative effects of these factors through careful selection and monitoring of each fund's futures and options positions. The adviser is of the opinion that a fund's investments in futures transactions will not have a material adverse effect on that fund's liquidity or ability to honor redemptions.

      The purchase and sale of options and futures contracts involve risks different from those involved with direct investments in securities, and also require different skills from the adviser in managing the portfolios. While utilization of options, future contracts and similar instruments may be advantageous to a fund, if the adviser is not successful in employing such instruments in managing a fund's investments or in predicting interest rate changes, that fund's performance will be worse than if the fund did not use such instruments. In addition, a fund will pay commissions and other costs in connection with such investments, which may increase that fund's expenses and reduce its yield.

      Each fund's current policy is a limit options and futures transactions to those described above. Each fund currently does not intend to purchase put and call options having a value in excess of 5% of its total assets.

INTEREST RATE FUTURES CONTRACTS

      Interest rate futures contracts, which are traded on commodity futures exchanges, provide for the sale by one party and the purchase by another party of a specified type and amount of financial instruments (or an index of financial instruments) at a specified future date. Interest rate futures contracts currently exist covering such financial instruments as U.S. Treasury bonds, notes and bills, Government National Mortgage Association certificates, bank certificates of deposit and 90-day commercial paper. An interest rate futures contract may be held until the underlying instrument is delivered and paid for on the delivery date, but most contracts are closed out before then by taking an offsetting position on a futures exchange.

      A fund may purchase an interest rate futures contract (that is, enter into a futures contract to purchase an underlying financial instrument) when it intends to purchase fixed income securities but has not yet done so. This strategy is sometimes called an anticipatory hedge. This strategy is intended to minimize the effects of an increase in the price of the securities the fund intends to purchase (but may also reduce the effects of a decrease in price), because the value of the futures contract would be expected to rise and fall in the same direction as the price of the securities the fund intends to purchase. The fund could purchase the intended securities either by holding the contract until delivery and receiving the financial instrument underlying the futures contract, or by purchasing the securities directly and closing out the futures contract position. If the fund no longer wished to purchase the securities, it would close out the futures contract before delivery.

      A fund may sell a futures contract (that is, enter into a futures contract to sell an underlying financial instrument) to offset price changes of securities it already owns. This strategy is intended to minimize any price changes in the securities the fund owns (whether increases or decreases) caused by interest rate changes, because the value of the futures contract would be expected to move in the opposite direction from the value of the securities owned by the fund. The funds do not expect ordinarily to hold futures contracts they have sold until delivery or to use securities they own to satisfy delivery requirements. Instead, each fund expects to close out such contracts before the delivery date.

      The prices of interest rate futures contracts depend primarily on the value of the instruments on which they are based, the price changes of which, in turn, primarily reflect changes in current interest rates. Because there are a limited number of types of interest rate futures contracts, it is likely that the standardized futures contracts available to a fund will not exactly match the securities the fund wishes to hedge or intends to purchase, and consequently will not provide a perfect hedge against all price fluctuation. Because fixed income instruments all respond similarly to changes in interest rates, however, a futures contract, the underlying instrument of which differs from the securities the fund wishes to hedge or intends to purchase, may still provide protection against changes in interest rate levels. To compensate for differences in historical volatility between positions a fund wishes to hedge and the standardized futures contracts available to it, the fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase.

FUTURES TRADING

      If a fund does not wish to hold a futures contract position until the underlying instrument is delivered and paid for on the delivery date, it may attempt to close out the contract by entering into an offsetting position on a futures exchange that provides a secondary market for the contract. A futures contract is closed out by entering into an opposite position in an identical futures contract (for example, by purchasing a contract on the same instrument and with the same delivery date as a contract the fund had sold) at the current price as determined on the futures exchange. A fund's gain or loss on closing out a futures contract depends on the difference between the price at which the fund entered into the contract and the price at which the contract is closed out. Transaction costs in opening and closing futures contracts must also be taken into account. There can be no assurance that a fund will be able to offset a futures position at the time it wishes to, or at a price that is advantageous. If a fund were unable to enter into an offsetting position in a futures contract, it might have to continue to hold the contract until the delivery date, in which case it would continue to bear the risk of price fluctuation in the contract until the underlying instrument was delivered and paid for.

      At the time a fund enters into an interest rate futures contract, it is required to deposit with its custodian, in the name of the futures broker (known as a futures commission merchant, or "FCM"), a percentage of the contract's value. This amount, which is known as initial margin, generally equals 5% or less of the value of the futures contract. Initial margin is in the nature of a good faith deposit or performance bond, and is returned to the fund when the futures position is terminated, after all contractual obligations have been satisfied. Futures margin does not represent a borrowing by a fund, unlike margin extended by a securities broker, and depositing initial margin in connection with futures positions does not constitute purchasing securities on margin for the purposes of a fund's investment limitations. Initial margin may be maintained either in cash or in appropriate liquid securities such as U.S. government securities.

      As the contract's value fluctuates, payments known as variation margin or maintenance margin are made to or received from the FCM. If the contract's value moves against the fund (i.e., the fund's futures position declines in value), the fund may be required to make payments to the FCM, and, conversely, the fund may be entitled to receive payments from the FCM if the value of its futures position increases. This process is known as marking-to-market and takes place on a daily basis.

      In addition to initial margin deposits, the fund will instruct its custodian to segregate additional cash and appropriate liquid securities to cover its obligations under futures contracts it has purchased. The value of the assets held in the segregated account will be equal to the daily market value of all outstanding futures contracts purchased by the fund, less the amount deposited as initial margin. When the fund has sold futures contracts to hedge securities it owns, it will not sell those securities (or lend to another party) while the contracts are outstanding, unless it substitutes other similar securities for the securities sold or lent. The fund will not sell futures contracts with a value exceeding the value of securities it owns, except that the fund may do so to the extent necessary to adjust for differences in historical volatility between the securities owned and the contracts used as a hedge.

RISKS OF INTEREST RATE FUTURE CONTRACTS

      By purchasing an interest rate futures contract, the fund in effect becomes exposed to price fluctuations resulting from changes in interest rates, and by selling a futures contract the fund neutralizes those fluctuations. If interest rates fall, the fund would expect to profit from an increase in the value of the instrument underlying a futures contract it had purchased, and if interest rates rise, the fund would expect to offset the resulting decline in the value of the securities it owns by profits in a futures contract it has sold. If interest rates move in the direction opposite that which was contemplated at the time of purchase, however, the fund's positions in futures contracts could have a negative effect on the fund's net asset value. If interest rates rise when the fund has purchased futures contracts, the fund could suffer a loss in its futures positions. Similarly, if interest rates fall, losses in a futures contract a fund has sold could negate gains on securities the fund owns, or could result in a net loss to the fund. In this sense, successful use of interest rate futures contracts by a fund will depend on the adviser's ability to hedge the fund in the correct way at the appropriate time.

      Other than the risk that interest rates will not move as expected, the primary risk in employing interest rate futures contracts is that the market value of the futures contracts may not move in concert with the value of the securities the fund wishes to hedge or intends to purchase. This may result from differences between the instrument underlying the futures contracts and the securities the fund wishes to hedge or intends to purchase, as would be the case, for example, if the fund hedged U.S. Treasury bonds by selling futures contracts on U.S. Treasury notes.

      Even if the securities which are the objects of a hedge are identical to those underlying the futures contract, there may not be perfect price correlation between the two. Although the value of interest rate futures contracts is primarily determined by the price of the underlying financial instruments, the value of interest rate futures contracts is also affected by other factors, such as current and anticipated short-term and long-term interest rates, the time remaining until expiration of the futures contract, and conditions in the futures markets, which may not affect the current market price of the underlying financial instruments in the same way. In addition, futures exchanges establish daily price limits for interest rate futures contracts, and may halt trading in the contracts if their prices move upward and downward more than a specified daily limit on a given day. This could distort the relationship between the price of the underlying instrument and the futures contract, and could prevent prompt liquidation of unfavorable futures positions. The value of a futures contract may also move differently from the price of the underlying financial instrument because of inherent differences between the futures and securities markets, including variations in speculative demand for futures contracts and for debt securities, the differing margin requirements for futures contracts and debt securities, and possible differences in liquidity between the two markets.

PUT OPTIONS ON INTEREST RATE FUTURES CONTRACTS

      Purchasing a put option on an interest rate futures contract gives a fund the right to assume a seller's position in the contract at a specified exercise price at any time up to the option's expiration date. In return for this right, the fund pays the current market price for the option (known as the option premium), as determined on the commodity futures exchange where the option is traded.

      A fund may purchase put options on interest rate futures contracts to hedge against a decline in the market value of securities the fund owns. Because a put option is based on a contract to sell a financial instrument at a certain price, its value will tend to move in the opposite direction from the price of the financial instrument underlying the futures contract; that is, the put option's value will tend to rise when prices fall, and fall when prices rise. By purchasing a put option on an interest rate futures contract, the fund would attempt to offset potential depreciation of securities it owns by appreciation of the put option. This strategy is similar to selling the underlying futures contract directly.

      A fund's position in a put option on an interest rate futures contract may be terminated either by exercising the option (and assuming a seller's position in the underlying futures contract at the option's exercise price) or by closing out the option at the current price as determined on the futures exchange. If the put option is not exercised or closed out before its expiration date, the entire premium paid would be lost by the fund. A fund could profit from exercising a put option if the current market value of the underlying futures contract were less than the sum of the exercise price of the put option and the premium paid for the option because the fund would, in effect, be selling the futures contract at a price higher than the current market price. A fund could also profit from closing out a put option if the current market price of the option is greater than the premium the fund paid for the option. Transaction costs must also be taken into account in these calculations. A fund may close out an option it had purchased by selling an identical option (that is, an option on the same futures contract, with the same exercise price and expiration date) in a closing transaction on a futures exchange that provides a secondary market for the option. A fund is not required to make futures margin payments when it purchases an option on an interest rate futures contract.

      Compared to the purchase or sale of an interest rate futures contract, the purchase of a put option on an interest rate futures contract involves a smaller potential risk to the fund, because the maximum amount at risk is the premium paid for the option (plus related transaction costs). If prices of debt securities remain stable, however, purchasing a put option may involve a greater probability of loss than selling a futures contract, even though the amount of the potential loss is limited. The adviser will consider the different risk and reward characteristics of options and futures contracts when selecting hedging instruments.

RISKS OF TRANSACTIONS IN OPTIONS ON INTEREST RATE FUTURES CONTRACTS

      Options on interest rate futures contracts are subject to risks similar to those described above with respect to interest rate futures contracts. These risks include the risk that the adviser may not hedge a fund in the correct way at the appropriate time, the risk of imperfect price correlation between the option and the securities being hedged, and the risk that there may not be an active secondary market for the option. There is also a risk of imperfect price correlation between the option and the underlying futures contract.

      Although the adviser will purchase and write only those options for which there appears to be a liquid secondary market, there can be no assurance that such a market will exist for any particular option at any particular time. If there were no liquid secondary market for a particular option, a fund might have to exercise an option it had purchased in order to realize any profit, and might continue to be obligated under an option it had written until the option expired or was exercised.

REGULATORY NOTIFICATION OF FUTURES AND OPTIONS STRATEGIES

      The Trust has filed on behalf of the funds a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. Under regulations adopted by the CFTC, futures contracts and related options may be used by a fund
(a) for hedging purposes, without quantitative limits, and (b) for other purposes to the extent that the amount of margin deposit on all such non-hedging futures contracts owned by the fund, together with the amount of premiums paid by the fund on all such non-hedging options held on futures contracts, does not exceed 5% of the market value of the fund's net assets. Each fund will not purchase futures contracts or related options if as a result more than 25% of the fund's total assets would be so invested. These limits on the fund's investments in futures contracts are not fundamental and may be changed by the Board of Trustees as regulatory agencies permit. Each fund will not modify these limits to increase its permissible futures and related options activities without supplying additional information in a supplement to a current Prospectus or Statement of Additional Information that has been distributed or made available to the fund's shareholders.

       SPECIAL FACTORS AFFECTING MARYLAND AND PENNSYLVANIA TAX-FREE FUNDS

OVERVIEW


      Because the Maryland Tax-Free Fund and the Pennsylvania Tax-Free Fund each focus investments in a specific state, there are risks associated with investment in each such fund which would not exist if those funds' investments were more widely diversified. These risks include the possible enactment of new legislation in the applicable state which could affect Maryland or Pennsylvania municipal obligations, economic factors which could affect these obligations and varying levels of supply and demand for Maryland or Pennsylvania municipal obligations.


      The following only highlights some of the more significant financial trends and problems and is based on information drawn from official statements and prospectuses relating to securities offerings of the states of the United States, the State of Maryland and the Commonwealth of Pennsylvania, their agencies and instrumentalities, as available on the date of this Statement of Additional Information. The funds assume no obligation to update this information.

MARYLAND TAX-FREE FUND

      STATE DEBT The Maryland Constitution prohibits the contracting of State general obligation debt unless it is authorized by a law levying an annual tax or taxes sufficient to pay the debt service within 15 years and prohibiting the repeal of the tax or taxes or their use for another purpose until the debt is paid. As a uniform practice, each separate enabling act which authorizes the issuance of general obligation bonds for a given object or purpose has specifically levied and directed the collection of an ad valorem property tax on all taxable property in the State. The Board of Public Works is directed by law to fix by May 1 of each year the precise rate of such tax necessary to produce revenue sufficient for debt service requirements of the next fiscal year, which begins July 1. However, the taxes levied need not be collected if or to the extent that funds sufficient for debt service requirements in the next fiscal year have been appropriated in the annual State budget. Accordingly, the Board, in annually fixing the rate of property tax after the end of the regular legislative session in April, takes account of appropriations of general funds for debt service.

      There is no general debt limit imposed by the Maryland Constitution or public general laws, but a special committee created by statute annually submits to the Governor an estimate of the maximum amount of new general obligation debt that prudently may be authorized. Although the committee's responsibilities are advisory only, the Governor is required to give due consideration to the committee's findings in preparing a preliminary allocation of new general debt authorization for the ensuing fiscal year. The continuation of the credit ratings on State debt is dependent upon several economic and political factors, including the ability to continue to fund a substantial portion of the debt service on general obligation debt from general fund revenues in the annual State budget or to raise the rate of State property tax levies, and the ability to maintain the amount of authorized debt within the range of affordability.

      Consolidated Transportation Bonds are limited obligations issued by the Maryland Department of Transportation, the principal of which must be paid within 15 years from the date of issue, for highway, port, transit, rail or aviation facilities or any combination of such facilities. Debt service on Consolidated Transportation Bonds is payable from those portions of the excise tax on each gallon of motor vehicle fuel and the motor vehicle titling tax, all mandatory motor vehicle registration fees, motor carrier fees, and the corporate income tax as are credited to the Maryland Department of Transportation, plus all departmental operating revenues and receipts. Holders of such bonds are not entitled to look to other sources for payment.

      The Maryland Transportation Authority operates certain highway, bridge and tunnel toll facilities in the State. The tolls and other revenues received from these facilities are pledged as security for revenue bonds of the Authority issued under, and secured by, a trust agreement between the Authority and a corporate trustee. As of December 31, 1998, $340.8 million of the Transportation's revenue bonds were outstanding.

      Certain other instrumentalities of the State government are authorized to borrow money under legislation which expressly provides that the loan obligations shall not be deemed to constitute a debt or a pledge of the faith and credit of the State. The Community Development Administration of the Department of Housing and Community Development, higher educational institutions (including St. Mary's College of Maryland, the University of Maryland System, and Morgan State University), the Maryland Transportation Authority, the Maryland Water Quality Financing Administration, and the Maryland Environmental Service have issued and have outstanding bonds of this type. The principal of and interest on bonds issued by these bodies are payable solely from various sources, principally fees generated from use of the facilities or enterprises financed by the bonds.

      The Port of Baltimore is one of the larger foreign trade ports in the United States and in the world and a significant factor in Maryland's economy. The total cargo tonnage at the Port had declined from 30,682,730 in 1982 to 25,147,533 in 1997. The Port handles both high value general cargo, including containers and automobiles, as well as bulk cargo such as coal and grain. The value of the tonnage handled increased from $14.2 billion in 1982 to $18.8 billion in 1997. The ability of the Port to sustain and improve its volume and value of cargoes is dependent, in part, upon national and worldwide economic conditions.

      The Maryland Stadium Authority is responsible for financing and directing the acquisition and construction of one or more new professional sports facilities in Maryland. Currently, the Authority operates Oriole Park at Camden Yards, which opened in 1992. In connection with the construction of that facility, the Authority issued $155 million in notes and bonds. Those notes and bonds are lease-backed revenue obligations, the payment of which is secured by, among other things, an assignment of revenues received under a lease of Oriole Park at Camden Yards from the Stadium Authority to the State. Annual net debt service on the Authority's obligations is $14 million.

      The Stadium Authority also has been assigned responsibility for constructing expansions of the Convention Centers in Baltimore and Ocean City. The Baltimore Convention Center expansion cost $167 million and is being financed through a combination of funding from Baltimore City bonds ($50 million), Stadium Authority revenue bonds ($55 million), and State general obligation bonds ($58 million). The Ocean City Convention Center expansion cost $33.2 million and is being financed through a combination of funding from Ocean City and the Stadium Authority. Annual debt service on the obligations attributable to the Baltimore and Ocean City expansion projects is projected to be $9,800,000 and $1,490,000, respectively.

      In October 1995, the Stadium Authority and the Baltimore Ravens (formerly known as the Cleveland Browns) executed a Memorandum of Agreement which commits the Ravens to occupy a to be constructed football stadium in Baltimore City. The Agreement was approved by the Board of Public Works and constitutes a "long-term lease with a National Football League team" as required by statute for the issuance of Stadium Authority bonds. The Stadium Authority sold $87.565 million in lease-backed revenue bonds on May 1, 1996. The proceeds from the bonds, along with cash available from State lottery proceeds, investment earnings, and other sources will be used to pay project design and construction expenses of approximately $220 million. The bonds are solely secured by an assignment of revenues received under a lease of the project from the Stadium Authority to the State. Authority debt service on the bonds will be $7.0 million annually.

      The Authority has also been assigned responsibility for construction of a conference center in Montgomery County. The center is expected to cost
$27,500,000 and is being financed through a combination of funding from Montgomery County and the Authority. The Authority is authorized to issue up to $17,600,000 in revenue bonds which it expects to sell during the fiscal year 2000.

      The State has financed and expects to continue to finance the construction and acquisition of various facilities through conditional purchase, sale-leaseback, and similar transactions. All of the lease payments under these arrangements are subject to annual appropriation by the Maryland General Assembly. In the event that appropriations are not made, the State may not be held contractually liable for the payments.

      LOCAL SUBDIVISION DEBT The counties and incorporated municipalities in Maryland issue general obligation debt for general governmental purposes. The general obligation debt of the counties and incorporated municipalities is generally supported by AD VALOREM taxes on real estate, tangible personal property and intangible personal property subject to taxation. The issuer typically pledges its full faith and credit and unlimited taxing power to the prompt payment of the maturing principal and interest on the general obligation debt and to the levy and collection of the AD VALOREM taxes as and when such taxes become necessary in order to provide sufficient funds to meet the debt service requirements. The amount of debt which may be authorized may in some cases be limited by the requirement that it not exceed a stated percentage of the assessable base upon which such taxes are levied.

      OTHER RISK FACTORS The manufacturing sector of Maryland's economy, which historically has been a significant element of the State's economic health, has experienced severe financial pressures and an overall contraction in recent years. This is due in part to the reduction in defense-related contracts and grants, which has had an adverse impact that is substantial and is believed to be disproportionately large compared with the impact on most other states. The State has endeavored to promote economic growth in other areas, such as financial services, health care and high technology. Whether the State can successfully make the transition from an economy reliant on heavy industries to one based on service and science-oriented businesses is uncertain. Moreover, future economic difficulties in the service sector and high technology industries being promoted by Maryland could have an adverse impact on the finances of the State and its subdivisions, and could adversely affect the market value of the Bonds in the Maryland Trust or the ability of the respective obligors to make payments of interest and principal due on such Bonds. In addition, Maryland's relatively high concentration of governmental employment makes the state potentially vulnerable to any decreases in federal, including military, and state governmental spending.

      The State and its subdivisions, and their respective officers and employees, are defendants in numerous legal proceedings, including alleged tort and breaches of contract and other alleged violations of laws. Although adverse decisions in these matters could require extraordinary appropriations not budgeted for, in the opinion of the Attorney General of Maryland, the legal proceedings are not likely to have a material adverse effect on the State's financial position.

PENNSYLVANIA TAX-FREE FUND

      STATE DEBT Pennsylvania may incur debt to rehabilitate areas affected by disaster, debt approved by the electorate, debt for certain capital projects (such as highways, public improvements, transportation assistance, flood control, redevelopment assistance, site development and industrial development) and tax anticipation debt payable in the fiscal year of issuance. Pennsylvania had outstanding general obligation debt of $4,724.5 million at June 30, 1998. Pennsylvania is not permitted to fund deficits between fiscal years with any form of debt. All year-end deficit balances must be funded within the succeeding fiscal year's budget. At December 1, 1998, all outstanding general obligation bonds of Pennsylvania were rated AA by S&P and Aa3 by Moody's (see Appendix A). There can be no assurance that the current ratings will remain in effect in the future. The Pennsylvania Tax-Free Fund assumes no obligation to update this rating information. Over the five-year period ending June 30, 2004, Pennsylvania has projected that it will issue bonds totaling $4,328.5 million and retire bonded debt in the principal amount of $2,986.1 million.

      Certain agencies created by Pennsylvania have statutory authorization to incur debt for which Pennsylvania appropriations to pay debt service thereon is not required. As of June 30, 1998, the combined total debt outstanding for all above-mentioned agencies was $8,518 million. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed and is not an obligation of Pennsylvania. Some of these agencies, however, are indirectly dependent on Pennsylvania appropriations. The only obligations of agencies in Pennsylvania that bear a moral obligation of Pennsylvania are those issued by the Pennsylvania Housing Finance Agency ("PHFA"), a state-created agency which provides housing for lower and moderate income families, and The Hospitals and Higher Education Facilities Authority of Philadelphia ("Hospital Authority"), an agency created by the City of Philadelphia to acquire and prepare various sites for use as intermediate care facilities for the mentally retarded.

      LOCAL GOVERNMENT DEBT Numerous local government units in Pennsylvania issue general obligations (i.e., backed by taxing power) debt, including counties, cities, boroughs, townships and school districts. School district obligations are supported indirectly by Pennsylvania. The issuance of non-electoral general obligation debt is limited by constitutional and statutory provisions. Electoral debt, i.e., that approved by the voters, is unlimited. In addition, local government units and municipal and other authorities may issue revenue obligations that are supported by the revenues generated from particular projects or enterprises. Examples include municipal authorities (frequently operating water and sewer systems), municipal authorities formed to issue obligations benefiting hospitals and educational institutions, and industrial development authorities, whose obligations benefit industrial or commercial occupants. In some cases, sewer or water revenue obligations are guaranteed by taxing bodies and have the credit characteristics of general obligation debt.

      LITIGATION Pennsylvania is currently involved in certain litigation where adverse decisions could have an adverse impact on its ability to pay debt service. For instance, COUNTY OF ALLEGHENY V. COMMONWEALTH OF PENNSYLVANIA involves litigation regarding the state constitutionality of the statutory scheme for county funding of the judicial system. In PENNSYLVANIA ASSOCIATION OF RURAL AND SMALL SCHOOLS V. CASEY, the constitutionality of Pennsylvania's system for funding local school districts has been challenged. No estimates for the amount of these claims are available.

      OTHER FACTORS Pennsylvania historically has been identified as a heavy industry state, although that reputation has changed with the decline of the coal, steel and railroad industries and the resulting diversification of Pennsylvania's industrial composition. The major new sources of growth are in the service sector, including trade, medical and health services, educational and financial institutions. Manufacturing has fallen behind both the services sector and the trade sector as the largest single source of employment in Pennsylvania. Between 1989 and 1998, employment in Pennsylvania has grown each year at a rate slightly in excess of the growth in employment in the mid-Atlantic region, but less than that of the U.S. as a whole, during the same period. Pennsylvania's average unemployment rate for the years 1994 through 1998 remained slightly above the nation's annual average unemployment rate. The unadjusted unemployment rate for Pennsylvania for March, 1999 was 4.8% and for the United States for March, 1999 was 4.4%. The population of Pennsylvania, 12 million people in 1998, according to the U.S. Bureau of the Census, represents a slight increase from the 1989 estimate of 11.876 million. Per capita income in Pennsylvania was $25,678 for calendar year 1997, slightly above the per capita income of the United States of $25,298. Pennsylvania's General Fund, which receives all tax receipts and most other revenues and through which debt service on all general obligations of Pennsylvania are made, closed fiscal years ended June 30, 1996, June 30, 1997 and June 30, 1998 with fund balances of $635.182 million, $1,364.9 million, and $1,958.88 million respectively.

      Changes in local economic conditions or local governmental policies within Pennsylvania, which can vary substantially by region, could also have a significant impact on the performance of municipal obligations held by the fund. The City of Philadelphia, for example, experienced severe financial problems which impaired its ability to borrow money and adversely affected the ratings of its obligations and their marketability. While the fund may invest in obligations that are secured obligators other than Pennsylvania or its political subdivisions (such as hospitals, universities, corporate obligors and corporate credit and liquidity providers) and obligations limited to specific revenue pledges (such as sewer authority bonds), the creditworthiness of these obligors may be partly dependent on the creditworthiness of Pennsylvania or its municipal authorities.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      Each fund offers two classes of shares, known as Primary Shares and Navigator Shares. Primary Shares are available from Legg Mason, certain of its affiliates and unaffiliated entities having an agreement with Legg Mason. Navigator Shares are currently offered for sale only to: Institutional Clients of Legg Mason Trust Company for which Trust Company exercises discretionary investment management responsibility and accounts of customers with such Institutional Clients; qualified retirement plans managed on a discretionary basis and having net assets of at least $200 million; clients of Bartlett & Co. who, as of December 19, 1996, were shareholders of Bartlett Short Term Bond Fund or Bartlett Fixed Income Fund and for whom Bartlett acts as an ERISA fiduciary; certain institutions who were clients of Fairfield Group, Inc. as of February 28, 1999 for investment of their own monies and monies for which they act in a fiduciary capacity; and any qualified retirement plan of Legg Mason, Inc. or of any of its affiliates. Navigator Shares may not be purchased by individuals directly, but Institutional Clients may purchase shares for Customer Accounts maintained for individuals. Primary Shares are available to all other investors.

FUTURE FIRST SYSTEMATIC INVESTMENT PLAN

      If you invest in Primary Shares, the Prospectus for those shares explains that you may buy Primary Shares through the Future First Systematic Investment Plan. Under this plan you may arrange for automatic monthly investments in Primary Shares of $50 or more by authorizing Boston Financial Data Services ("BFDS"), the funds' transfer agent, to transfer funds each month from your Legg Mason account or from your checking account to be used to buy Primary Shares of the fund you selected at the per share net asset value determined on the day the funds are sent from your bank. An account statement will be sent to you quarterly. You may terminate the Future First Systematic Investment Plan at any time without charge or penalty. Forms to enroll in the Future First Systematic Investment Plan are available from any Legg Mason or affiliated office.

PURCHASES BY CHECK

      In making purchases of shares by check, you should be aware that checks drawn on a member bank of the Federal Reserve System will normally be converted to federal funds and used to purchase shares within two business days of receipt by Legg Mason or its affiliate. Legg Mason is closed on the days that the New York Stock Exchange ("Exchange") is closed, which are listed under "Valuation of Fund Shares". Checks drawn on banks that are not members of the Federal Reserve System may take up to nine business days to be converted.

LETTER OF INTENTION -- (Primary Shares)

      Through a Letter of Intention ("LOI") you may pay the lower sales charge on the dollar amount of Primary Shares currently being purchased plus the dollar amount of any purchases you intend to make during the next thirteen months of shares of this and other Legg Mason funds sold with an initial sales charge. To take advantage of an LOI you should indicate the total amount you intend to purchase over the thirteen-month period on the form available from your Legg Mason or affiliated financial advisor. Holdings acquired up to 90 days before the LOI is filed will be counted toward completion of the LOI and will be entitled to a retroactive downward adjustment of the initial sales charge providing that you bring the prior purchase(s) to the attention of your Legg Mason or affiliated financial advisor at the time the LOI is filed. The minimum investment under an LOI is $50,000. Signing an LOI does not obligate you to purchase the full amount indicated, but you must complete the intended purchase to obtain the reduced sales charge. THE FRONT-END SALES CHARGE IS BEING WAIVED FOR ALL PURCHASES OF PRIMARY SHARES OF EACH FUND MADE THROUGH JULY 31, 2000.

      If the total amount of shares purchased at the end of the eleventh month does not equal the amount stated in the LOI, you will be notified in writing by Legg Mason of the amount purchased to date, the amount required to complete the LOI and the expiration date. If the funds' transfer agent, BFDS, does not receive a completed LOI within 20 business days after settlement of the first LOI purchase, or if the total purchases indicated on the LOI are not made within the thirteen-month period, your account will be charged with the difference between the reduced LOI sales charge and the sales charge applicable to the purchases actually made. The first purchase under an LOI must be at least 2.5% of the intended LOI purchases for the Maryland and Pennsylvania Tax-Free Funds and 1% for the Tax-Free Intermediate Fund. Shares with a value of up to 2.5% for the Maryland and Pennsylvania Tax-Free Funds and 1.25% for the Tax-Free Intermediate Fund, of the intended LOI purchases will be held in escrow during the thirteen-month period (registered in your name) to assure such necessary payment. These escrowed shares may not be exchanged for shares of other Legg Mason funds. If you redeem your account during this period, the applicable fund will withhold from the escrow account sufficient shares to pay any unpaid sales charge.

RIGHT OF ACCUMULATION -- (Primary Shares)

      Under the Right of Accumulation, the current value of your existing Primary Shares in Legg Mason funds sold with an initial sales charge may be combined with the amount of your current purchase in determining the sales charge for the current purchase. In determining both the current value of existing shares and the amount of the current purchase, Primary Shares held or purchased by the investor's spouse, and/or children under the age of 21, may be included. In order to receive a reduced sales charge for the current purchase, you must remind your Legg Mason or affiliated financial advisor of your share balance in Legg Mason funds sold with initial sales charges at the time of the current purchase.

REINSTATEMENT PRIVILEGE --(Primary Shares)

      Shareholders who redeem any of their Primary Shares may reinstate those shares without a sales charge by notifying their Legg Mason or affiliated financial advisor of such desire and placing an order for the amount to be purchased within 90 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the Notice of Reinstatement and order are received by Legg Mason's Funds Processing department. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption proceeds. Gain on a redemption is taxable regardless of whether the reinstatement privilege is exercised; however, a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, and an adjustment will be made to the shareholder's tax basis for shares acquired pursuant to the reinstatement privilege.

REDEMPTION SERVICES

      Each fund reserves the right to modify or terminate the wire or telephone redemption services described in its Prospectuses at any time.

      A redemption request received by your Legg Mason financial advisor may be treated as a request for repurchase and, if it is accepted, your shares will be purchased at the net asset value per share determined as of the next close of the Exchange. The date of payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended, except (a) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), (b) when trading in markets a fund normally utilizes is restricted or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable, or (c) for such other periods as the SEC, by order, may permit for protection of a fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

      Each fund reserves the right under certain conditions to honor any request for redemption, or combination of requests from the same shareholder in any 90-day period, totaling $250,000 or 1% of the net assets of the fund, whichever is less, by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing each fund's net asset value per share. Any such redemption payments shall be made with portfolio securities that are readily marketable. If payment is made in securities, a shareholder generally will incur brokerage expenses in converting those securities into cash and will be subject to fluctuation in the market price of those securities until they are sold. The funds do not redeem in kind under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the shareholders as a whole. Although each fund may elect to redeem any shareholder account with a current value of less than $500, a fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

                           ADDITIONAL TAX INFORMATION

      The following is a general summary of certain tax considerations affecting each fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state or local taxes that may apply to them.

GENERAL

      Each fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code") so that it will be relieved of federal income tax on that part of its investment company taxable income (generally, taxable net investment income and any net short-term capital gain) and net capital gain that it distributes to its shareholders. If a fund so qualifies and, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of certain obligations the interest on which is excludable from gross income under Section 103(a) of the Code, that fund may pay "exempt-interest" dividends to its shareholders. Those dividends constitute the portion of the aggregate dividends (excluding capital gain distributions), as designated by the fund, equal to the excess of the fund's excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income; however, the amount of such dividends must be reported on the recipient's federal income tax return.

      If and to the extent a fund receives interest on certain PABs, a proportionate part of the exempt-interest dividends paid by the fund will be treated as a Tax Preference Item. In addition, exempt-interest dividends received by a corporate shareholder may be indirectly subject to the federal alternative minimum tax without regard to whether the distributing fund's tax-exempt interest is attributable to PABs.

      To the extent dividends are derived from taxable income from temporary investments, from net short-term capital gain or from the use of certain investment techniques they are taxable to shareholders as ordinary income (whether paid in cash or reinvested in fund shares). No portion of those dividends will qualify for the corporate dividends-received deduction. Distributions derived from net capital gains, if any, are taxable to shareholders as long-term capital gain regardless of the length of time they have held their fund shares (and irrespective of whether those distributions are paid in cash or reinvested in fund shares). The maximum tax rate applicable to a noncorporate taxpayer's net capital gain recognized on capital assets held for more than one year is 20% (10% for taxpayers in the 15% marginal tax bracket). In the case of a RIC such as the funds, the relevant holding period is determined by how long the fund has held the portfolio security on which the gain was realized, not by how long you have held your fund shares.

      Interest on indebtedness incurred or continued by a shareholder to purchase or carry fund shares generally is not deductible. Persons who are "substantial users" (or related persons) of facilities financed by IDBs or PABs should consult their tax advisers before purchasing shares of a fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, a "substantial user" includes a non-exempt person who regularly uses in trade or business a part of a facility financed from the proceeds of IDBs or PABs.

      A redemption of fund shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any sales charge paid). An exchange of shares of any fund for shares of any other Legg Mason fund generally will have similar tax consequences. However, special tax rules apply if (1) a shareholder disposes of fund shares through a redemption or exchange within 90 days after the shareholder acquired the shares and (2) the shareholder subsequently acquires shares of that fund or of another Legg Mason fund without the imposition of a sales charge that otherwise would have been imposed except of the reinstatement privilege or exchange privilege. In these cases, any sales charge that was imposed on the purchase of the original share will not be taken into account in determining the amount of gain or loss on the redemption or exchange - the tax effect of that charge will instead be deferred by being treated as having been incurred in connection with the newly acquired shares. In addition, if fund shares are purchased within 30 days before or after redeeming, at a loss, other shares of the same fund (regardless of class) all or part of that loss will not be deductible and instead will increase the basis of the newly purchased shares.

      For federal tax purposes, each fund is treated as a separate corporation. In order to continue to qualify for treatment as a RIC under the Code each fund must distribute annually to its shareholders at least 90% of the sum of its net interest income excludable from gross income under section 103(a) of the Code plus its investment company taxable income (generally, taxable net investment income plus net short-term capital gain, if any) ("Distribution Requirement") and must meet several additional requirements. For each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If any fund failed to qualify for treatment as a RIC for any taxable year, (i) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (ii) the shareholders would treat all those distributions, including distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) and distributions that otherwise would be "exempt-interest dividends" described in the following paragraph, as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognized unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

      Dividends paid by a fund will qualify as "exempt-interest dividends" (as defined in each Prospectus), and thus will be excludable from gross income by its shareholders, if the fund satisfies the additional requirement that, at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code; each fund intends to continue to satisfy this requirement. The portion of each dividend excludable from a fund's shareholder's gross income may not exceed the fund's net tax-exempt income.

      To the extent a fund invests in instruments that generate taxable income, distributions of the interest earned thereon will be taxable to the fund's shareholders as ordinary income to the extent of its earnings and profits. Moreover, if a fund realizes capital gains as a result of market transactions, any distributions of those gains will be taxable to its shareholders.

      If fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received with respect to those shares, and any portion of the loss that is not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received with respect thereto.

      Each fund will withhold 31% of al dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. Each fund will also withhold 31% of all dividend and capital gain distributions payable to such shareholders who are otherwise subject to backup withholding.

      Up to 85% of social security and railroad settlement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from a fund still are tax-exempt to the extent described in each Prospectus; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

      Each fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For this and other purposes, dividends and capital gain distributions declared by a fund in December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the distributions are paid by the fund during the following January. Accordingly, those distributions will be reportable by shareholders for the year in which that December 31 falls.

      A fund may purchase zero coupon or other municipal obligations issued with original issue discount. As a holder of those securities, a fund must take into account for purposes of the Income Requirement the original issue discount that accrues thereon during the taxable year, even if the fund receives no corresponding payment on the securities during the year. Because each fund annually must distribute substantially all of its income, including accrued original issue discount (even if that discount is tax-exempt), to satisfy the Distribution Requirement, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The fund may realize capital gains or losses from those dispositions, which would increase or decrease its investment company taxable income and/or net capital gain.

HEDGING INSTRUMENTS

      The use of hedging instruments, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from options and futures contracts derived by a fund with respect to its business of investing in securities will be taxable and will qualify as permissible income under the Income Requirement.

STATE AND LOCAL INCOME TAX

      The exemption of certain interest income for federal income tax purposes does not necessarily result in exemption thereof under the income or other tax laws of any state or local taxing authority. A shareholder may be exempt from state and local taxes on dividends attributable to interest income derived from obligations of the state and municipalities or other localities of the state in which he or she is a resident, but generally will be taxed on dividends attributable to interest income derived from obligations of other jurisdictions. Shareholders receive notification annually of the portion of each fund's tax-exempt income attributable to each state. Shareholders should consult their tax advisers about the tax status in their own states and localities of distributions from each fund.

MARYLAND TAXES

      Distributions paid by Maryland Tax-Free to Maryland residents attributable to interest received or capital gains recognized by the fund on Maryland municipal obligations are exempt from Maryland state and local income taxes. Distributions attributable to interest received or capital gains recognized by the fund on certain U.S. government obligations also are exempt from Maryland state and local income taxes. Distributions attributable to the fund's other income or gains generally are subject to these taxes.

      Interest on indebtedness incurred by a shareholder to purchase or carry fund shares generally is not deductible for purposes of either Maryland state or local income tax. Fund shares held by an individual are not subject to the Maryland personal property tax. Dividends paid by the fund with respect to Maryland municipal obligations and profits realized on the sale or exchange of such obligations are not subject to the Maryland Franchise Tax imposed on "financial institutions" and measured by net earnings.

      In the case of individuals, Maryland imposes an income tax on Tax Preference Items. Interest paid on certain PABs is a Tax Preference Item. Accordingly if the fund holds such bonds, 50% of the interest thereon in excess of a threshold amount is subject to Maryland state and local tax.

      Dividends derived from interest on Maryland municipal obligations may not be exempt from taxation under the laws of states other than Maryland.

PENNSYLVANIA TAXES

      Individual shareholders of Pennsylvania Tax-Free who are otherwise subject to the Pennsylvania personal income tax will not be subject to that tax on distributions by the fund that are attributable to interest on Pennsylvania municipal obligations. Distributions attributable to most other sources, including gains, will not be exempt from Pennsylvania personal income tax.

      Shares that are held by individual shareholders who are Pennsylvania residents will be exempt from the Pennsylvania county personal property tax to the extent that the fund's portfolio consists of Pennsylvania municipal obligations on the annual assessment date. Nonresidents of Pennsylvania are not subject to this tax. Corporations are not subject to any of these personal property taxes. For shareholders who are residents of the City of Philadelphia, distributions of interest derived from Pennsylvania municipal obligations are not taxable for purposes of the Philadelphia School District investment net income tax, provided that the fund reports to its shareholders the percentage of Pennsylvania municipal obligations held by it for the year. The fund will report such percentage to its shareholders.

      Distributions of interest, but not gains, realized on Pennsylvania municipal obligations are not subject to the Pennsylvania corporate net income tax. The Pennsylvania Department of Revenue also takes the positions that shares of funds similar to the fund are not considered exempt assets of a corporation for the purposes of determining its capital stock value subject to Pennsylvania capital stock and franchise taxes.

      Dividends derived from interest on Pennsylvania municipal obligations may not be exempt from taxation under the laws of states other than Pennsylvania.

                            VALUATION OF FUND SHARES

      Net asset value of a fund share is determined daily for each class as of the close of the Exchange, on every day that the Exchange is open, by dividing the value of the total assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. When market quotations are readily available, portfolio securities are valued based upon market quotations, provided such quotations adequately reflect, in the adviser's judgment, the fair value of the security. For valuation purposes, the market quotation shall be the mean of the most recent bid and asked prices quoted by the dealers. Where such market quotations are not readily available, securities are valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. The methods used by the pricing service and the quality of the valuations so established are reviewed by the adviser under the general supervision of the Trust's Board of Trustees. The amortized cost method of valuation is used with respect to obligations with 60 days or less remaining to maturity unless the adviser determines that this does not represent fair value. All other assets are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Premiums received on the sale of put and call options are included in each fund's net asset value, and the current market value of options sold by a fund will be subtracted from its net assets.

                             PERFORMANCE INFORMATION

      The following tables show the value, as of the end of each fiscal year, of a hypothetical investment of $10,000 made in Primary Shares of each fund and Navigator Shares of Pennsylvania Tax-Free at each fund's respective commencement of operations. As of the date of this Statement of Additional Information, Navigator Shares of Maryland Tax-Free and Tax-Free Intermediate have not yet commenced operations. Each table assumes that all dividends and capital gain distributions are reinvested in the respective fund. Each table includes the effect of all charges and fees applicable to the respective class of shares the respective fund has paid. (There are no redemption fees.) The tables do not include the effect of any income tax that an investor would have to pay on distributions. Performance data is only historical and is not intended to indicate any Fund's future performance.


FOR THE MARYLAND TAX-FREE FUND PRIMARY SHARES:

                  Value of Original
                  Shares Plus Shares
                  Obtained Through      Value of Shares
                  Reinvestment of       Acquired Through
                  Capital Gain          Reinvestment of
 Fiscal Year      Distributions         Income Dividends            Total Value
-------------------------------------------------------------------------------
1992*             $9,942                $  561                         $10,503

1993               10,569                1,244                          11,813

1994               10,395                1,832                          12,227

1995               10,507                2,527                          13,034

1996               10,637                3,323                          13,960

1997               10,643                3,977                          14,620

1998               11,067                4,865                          15,932

1999               11,068                5,633                          16,701

* May 1, 1991 (commencement of operations) to March 31, 1992.

      If the investor had not reinvested dividends and capital gain distributions, the total value of the hypothetical investment as of March 31, 1999 would have been $10,840, and the investor would have received a total of $4,571 in distributions. If the adviser had not waived certain fund expenses in each of the fiscal years, returns would have been lower.

FOR THE PENNSYLVANIA TAX-FREE FUND PRIMARY SHARES:

                   Value of Original
                   Shares Plus Shares
                   Obtained Through      Value of Shares
                   Reinvestment of       Acquired Through
                   Capital Gain          Reinvestment of
Fiscal Year        Distributions         Income Dividends           Total Value
-------------------------------------------------------------------------------
1992*              $10,192               $  437                        $10,629

1993                10,602                1,113                         11,715

1994                10,450                1,711                         12,161

1995                10,595                2,421                         13,016

1996                10,702                3,162                         13,864

1997                10,668                3,835                         14,503

1998                11,151                4,774                         15,925

1999                11,624                5,593                         16,857

* August 1, 1991 (commencement of operations) to March 31, 1992.

FOR THE NAVIGATOR PENNSYLVANIA TAX-FREE FUND:

                   Value of Original
                   Shares Plus Shares
                   Obtained Through      Value of Shares
                   Reinvestment of       Acquired Through
                   Capital Gain          Reinvestment of
Fiscal Year        Distributions         Income Dividends           Total Value

1999*              $10,107               $556                          $10,663

* March 10, 1998 (commencement of operations) to March 31, 1999.

      With respect to Primary Shares, if the investor had not reinvested dividends and capital gain distributions, the total value of the hypothetical investment as of March 31, 1999 would have been $10,966, and the investor would have received a total of $4,564 in distributions. With respect to Navigator Shares, if the investor had not reinvested dividends and capital gain distributions, the total value of the hypothetical investment as of March 31, 1999 would have been $10,079 and the investor would have received a total of $584 in distributions. If the adviser had not waived certain fund expenses in each of the fiscal years, returns would have been lower.


FOR THE TAX-FREE INTERMEDIATE FUND PRIMARY SHARES:

                   Value of Original
                   Shares Plus Shares
                   Obtained Through      Value of Shares
                   Reinvestment of       Acquired Through
                   Capital Gain          Reinvestment of
Fiscal Year        Distributions         Income Dividends           Total Value
-------------------------------------------------------------------------------
1993*              $10,040               $ 186                         $10,226

1994                 9,980                 640                          10,620

1995                10,047               1,187                          11,234

1996                10,234               1,462                          11,696

1997                10,154               2,251                          12,405

1998                10,414               2,848                          13,262

1999                10,465               3,437                          13,902

* November 9, 1992 (commencement of operations) to March 31, 1993.

      If the investor had not reinvested dividends and capital gain distributions, the total value of the hypothetical investment as of March 31, 1999 would have been $10,453, and the investor would have received a total of $2,919 in distributions. If the adviser had not waived certain fund expenses in each fiscal year, returns would have been lower.

      TOTAL RETURN CALCULATIONS  Average annual total return quotes used in each
fund's    advertising   and   other    promotional    materials    ("Performance
Advertisements") are calculated according to the following formula:

            P(1+T)n     =     ERV

where:      P           =     a hypothetical initial payment of $1,000
            T           =     average annual total return
            n           =     number of years
            ERV         =     ending   redeemable   value  of  a  hypothetical
                              $1,000 payment made at the beginning of that period.

      Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated at least to the last day of the most recent quarter prior to submission of the Performance Advertisements for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, the Maryland Tax-Free and Pennsylvania Tax-Free's maximum 2.75% initial sales charge or the Tax-Free Intermediate's maximum 2.00% initial sales charge is deducted from the initial $1,000 payment and all dividends and capital gain distributions by a fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Year-by-year and average annual returns for the calendar year ended December 31, 1998 are contained in each fund's prospectus. THE FRONT-END SALES CHARGE IS BEING WAIVED FOR ALL PURCHASES OF PRIMARY SHARES OF EACH FUND MADE THROUGH JULY 31, 2000.

      YIELD Yield figures used in each fund's Performance Advertisements are calculated by dividing the fund's net investment income for a 30-day period ("Period"), by the average number of shares entitled to receive dividends during the Period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the maximum offering price per share at the end of the Period. Yield quotations are calculated according to the following formula:

      YIELD =     2[(A-B + 1)6] - 1
                     ---
                     cd
where:      a     =  dividends and interest earned during the Period
            b     =  expenses accrued for the Period (net of reimbursements)
            c     =  the average daily number of shares outstanding during the period that were entitled to receive dividends
            d     =  the maximum offering price per share on the last day of the
                     Period.

      Except as noted below, in determining net investment income earned during the Period (variable "a" in the above formula), each fund calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity based on the market value of the obligation (including actual accrued interest) on the last business day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and (2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by a fund, interest earned during the Period is then determined by totaling the interest earned on all debt obligations. For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

      Tax-exempt yield is calculated according to the same formula except that a = interest exempt from federal income tax earned during the Period. This tax-exempt yield is then translated into tax equivalent yield according to the following formula:

TAX EQUIVALENT YIELD = (  E  ) = t
                        -----
                        l - p

      E = tax-exempt yield
      p = stated income tax rate
      t = taxable yield

      From time to time, the Maryland Tax-Free Fund may also illustrate the effect of tax equivalent yields using information such as that set forth below:

                                               Federal        State &                                  Taxable Yield
                                               Marginal       Local        Blended
SINGLE                  MFJ                     RATES         RATES ^        RATE        5.00%     5.50%     6.00%    6.50%    7.00%
-----------------------------------------------------------------------------------------------------------------------------------
Not over $24,000        Not over $40,100
$24,000 to $58,150      $40,100 to $96,900
$58,150 to $121,300      96,900 to $147,700
$121,300 to $263,750    $147,700 to $263,750
Over $263,750           Over $263,750

^ Based on 1998 tax rates using a state rate of 4.95% and a local rate of 60% of the 4.95% state rate, or 2.97%.
Rate limits for high income taxpayers have been eliminated for tax years after 12/31/94.

      From time to time, the Pennsylvania Tax-Free Fund may also illustrate the effect of tax equivalent yields using information such as that set forth below:


                                               Federal        State &                                  Taxable Yield
                                               Marginal       Local        Blended
SINGLE                  MFJ                     RATES         RATES ^        RATE        5.00%     5.50%     6.00%    6.50%    7.00%
-----------------------------------------------------------------------------------------------------------------------------------
Not over $24,000        Not over $40,100
$24,000 to $58,150      $40,100 to $96,900
$58,150 to $121,300      96,900 to $147,700
$121,300 to $263,750    $147,700 to $263,750
Over $263,750           Over $263,750

^ Based on 1998 tax rates.


      From time to time, the Tax-Free Intermediate Fund may also illustrate the effect of tax equivalent yields using information such as that set forth below:


                                               Federal        State &                                  Taxable Yield
                                               Marginal       Local        Blended
SINGLE                  MFJ                     RATES         RATES ^        RATE        5.00%     5.50%     6.00%    6.50%    7.00%
-----------------------------------------------------------------------------------------------------------------------------------
Not over $24,000        Not over $40,100
$24,000 to $58,150      $40,100 to $96,900
$58,150 to $121,300      96,900 to $147,700
$121,300 to $263,750    $147,700 to $263,750
Over $263,750           Over $263,750

^ Based on 1998 tax rates

      For the 30-day period ended March 31, 1999, Maryland Tax-Free Fund's yield and tax equivalent yield (assuming a ___% blended tax rate) were ___% and ___%, respectively. Pennsylvania Tax-Free Fund's yield and tax equivalent yield (assuming an ___% blended tax rate) for the same period were ___% and ___%, respectively. Tax-Free Intermediate Fund's yield and tax equivalent yield (assuming a ___% tax rate) for the same period were ___% and ___%, respectively.

      OTHER INFORMATION From time to time, in reports and promotional literature, each class of shares of a fund's performance may be compared to indices of broad groups of managed and unmanaged securities considered to be representative of or similar to fund portfolio holdings such as the Bond Buyer 20, Lipper General Purpose Municipal Bond Average, Lipper Maryland State Municipal Bond Fund Average (Maryland Tax-Free Fund only) and Shearson Lehman/American Express Municipal Bond Index. Securities indices may take no account of the cost of investing or of any tax consequences of distributions. The funds may invest in securities not included in the indices to which they make such comparisons.

      A fund may also cite rankings and ratings and compare the return of a class with data published by Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc., Wiesenberger Investment Company Services, Value Line, Morningstar, and other services or publications that monitor, compare and/or rank the performance of investment companies. A fund may also refer in such materials to mutual fund performance rankings, ratings and comparisons with funds having similar investment objectives and other mutual funds reported periodically in national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK and BARRON's.

      A fund may compare the investment return of a class to the return on certificates of deposit and other forms of bank deposits, and may quote from organizations that track the rates offered on such deposits. Bank deposits are insured by an agency of the federal government up to specified limits. In contrast, fund shares are not insured, the value of fund shares may fluctuate, and an investor's shares, when redeemed, may be worth more or less than the investor originally paid for them. Unlike the interest paid on a certificate of deposit, which remains at a specified rate for a specified period of time, the return of each class of shares will vary.

      In advertising, a fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Chase Global Data and Research may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. A fund may use other recognized sources as they become available.

      A fund may use data prepared by Ibbotson Associates of Chicago, Illinois ("Ibbotson") to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Ibbotson relies on different indices to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

      A fund may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500 and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

      A fund may also include in advertising biographical information on key investment and managerial personnel.

      A fund may advertise examples of the potential benefits of periodic investment plans, such as dollar cost averaging, a long-term investment technique designed to lower average cost per share. Under such a plan, an investor invests in a mutual fund at regular intervals a fixed dollar amount, thereby purchasing more shares when prices are low and fewer shares when prices are high. Although such a plan does not guarantee profit or guard against loss in declining markets, the average cost per share could be lower than if a fixed number of shares were purchased at the same intervals. Investors should consider their ability to purchase shares through low price levels.


      A fund may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have provided a full spectrum of financial services. Legg Mason affiliates serve as investment advisers for private accounts and mutual funds with assets of more than $93 billion as of June 30, 1999.


                             MANAGEMENT OF THE TRUST

      The Trust's officers are responsible for the operation of the Trust under the direction of the Board of Trustees. The officers and trustees and their principal occupations during the past five years are set forth below. An asterisk (*) indicates those officers and/or trustees who are "interested persons" of the Trust as defined by the Investment Company Act of 1940 ("1940 Act"). The business address of each officer and trustee is 100 Light Street, Baltimore, Maryland, unless otherwise indicated.

      JOHN F. CURLEY [07/24/39], JR.*, CHAIRMAN OF THE BOARD AND TRUSTEE; Retired Vice Chairman and Director of Legg Mason, Inc. and Legg Mason Wood Walker, Inc.; President and Director of three Legg Mason funds; Chairman of the Board and Trustee of one Legg Mason fund; Chairman of the Board, President and Trustee of one Legg Mason fund; Chairman of the Board and Director of three Legg Mason funds. Formerly: Director of Legg Mason Fund Adviser, Inc. and Western Asset Management Company (each a registered investment adviser); officer and/or Director of various other affiliates of Legg Mason, Inc.

      EDMUND  J.  CASHMAN,  JR.*  [08/31/36],   PRESIDENT  AND  TRUSTEE;  Senior
Executive Vice President and Director of Legg Mason, Inc.; Officer and/or Director of various other affiliates of Legg Mason, Inc.; President and Director of one Legg Mason fund.

      RICHARD G. GILMORE [06/09/27], TRUSTEE; 948 Kennett Way, West Chester, Pennsylvania. Independent Consultant. Director of CSS Industries, Inc. (diversified holding company engaged in the manufacture and sale of decorative paper products, business forms, and specialty metal packaging); Director of PECO Energy Company (formerly Philadelphia Electric Company); Director/Trustee of all Legg Mason funds. Formerly: Senior Vice President and Chief Financial Officer of Philadelphia Electric Company (now PECO Energy Company); Executive Vice President and Treasurer, Girard Bank, and Vice President of its parent holding company, the Girard Company (bank holding company); and Director of Finance, City of Philadelphia.

      ARNOLD L. LEHMAN [07/18/44], TRUSTEE; Brooklyn Museum of Art, 200 Eastern Parkway, Brooklyn, New York. Director of the Brooklyn Museum of Art; Director/Trustee of all Legg Mason funds. Formerly Director of the Baltimore Museum of Art.

      JILL E. McGOVERN [08/29/44], TRUSTEE; 400 Seventh St., NW, Washington, DC. Chief Executive Officer of the Marrow Foundation. Director/Trustee of all Legg Mason funds. Formerly: Executive Director of the Baltimore International Festival (January 1991 - March 1993); and Senior Assistant to the President of The Johns Hopkins University (1986-1991).

      T. A. RODGERS [10/22/34], TRUSTEE; 2901 Boston Street, Baltimore, Maryland. Principal, T. A. Rodgers & Associates (management consulting); Director/Trustee of all Legg Mason funds. Formerly: Director and Vice President of Corporate Development, Polk Audio, Inc. (manufacturer of audio components).

      EDWARD A. TABER, III* [08/25/33], TRUSTEE; Senior Executive Vice President of Legg Mason, Inc. and Legg Mason Wood Walker, Inc.; Vice Chairman and Director of Legg Mason Fund Adviser, Inc.; Director of three Legg Mason funds; Trustee of two Legg Mason funds; President and Director of two Legg Mason funds.

      The executive officers of the Trust, other than those who also serve as Trustees, are:

      MARIE K. KARPINSKI* [01/01/49], VICE PRESIDENT AND TREASURER; Treasurer of Legg Mason Fund Adviser, Inc.; Vice President and Treasurer of all Legg Mason funds; Vice President of Legg Mason.

      SUSAN L. SILVA* [03/29/67], SECRETARY; Secretary of five other Legg Mason funds; employee of Legg Mason since 1994.

      Officers and Trustees of the Trust who are "interested persons" thereof receive no salary or fees from the Trust. Independent Trustees of the Trust receive an annual retainer and a per meeting fee based on the average net assets of each fund at December 31 of the previous year.

      The Nominating Committee of the Board of Trustees is responsible for the selection and nomination of disinterested trustees. The Committee is composed of Messrs. Gilmore, Lehman and Rodgers and Dr. McGovern.

      On July 1, 1999, the trustees and officers of the Trust owned, in the aggregate, less than 1% of the outstanding shares of the Maryland Tax-Free Fund, the Pennsylvania Tax-Free Fund and the Tax-Free Intermediate Fund.

      Set forth below is a table which contains the name, address and percentage ownership of each person who is known by each fund to own beneficially and/or of record five percent or more of its outstanding shares as of July 1, 1999:

PENNSYLVANIA TAX-FREE:
-------------------------------------------------------------------------------

               Name and Address                Primary Shares  Navigator Shares

-------------------------------------------------------------------------------

SENTRUST c/o Sentry Trust Company                               100%
1930 Scotland Avenue
Chambersburg, PA  17201-1450
-------------------------------------------------------------------------------

      The  following  table  provides  certain   information   relating  to  the
compensation of the Trust's trustees for the fiscal year ended March 31, 1999. None of the Legg Mason funds has any retirement plan for its trustees.

COMPENSATION TABLE

-------------------------------------------------------------------------------
                                                   TOTAL COMPENSATION FROM TRUST
NAME OF PERSON AND        AGGREGATE COMPENSATION   AND FUND COMPLEX PAID TO
POSITION                  FROM THE TRUST*          TRUSTEES**
-------------------------------------------------------------------------------
John F. Curley, Jr. -
Chairman of the Board
and                       None                     None
Trustee
-------------------------------------------------------------------------------
Edward A. Taber, III -
Trustee                   None                     None
-------------------------------------------------------------------------------
Edmund J. Cashman, Jr.-
President and Trustee     None                     None
-------------------------------------------------------------------------------
Richard G. Gilmore -
Trustee                   $3,600                   $35,100
-------------------------------------------------------------------------------
Charles F. Haugh -
Trustee (A)               $2,738                   $25,800
-------------------------------------------------------------------------------
Arnold L. Lehman -
Trustee                   $3,600                   $30,600
-------------------------------------------------------------------------------
Jill E. McGovern -
Trustee                   $3,600                   $35,100
-------------------------------------------------------------------------------
T. A. Rodgers -
Trustee                   $3,600                   $35,100
-------------------------------------------------------------------------------

   (A) Mr. Haugh retired as a trustee in September 1998.
   * Represents fees paid to each trustee during the fiscal year ended March 31, 1999.
   ** Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 1998. There are eleven open-end investment companies in the Legg Mason Complex (with a total of twenty funds).

                          THE FUNDS' INVESTMENT ADVISER

      Legg Mason Capital Management, Inc., a Maryland corporation, is located at 100 Light Street, Baltimore, Maryland 21202. The adviser is a wholly owned subsidiary of Legg Mason, Inc. (a financial services holding company), which also is the parent of Legg Mason Wood Walker, Incorporated. The adviser serves as each fund's investment adviser and manager under an Investment Advisory and Management Agreement ("Advisory Agreement") dated March 25, 1991. Continuation of the Agreement was most recently approved by the Board of Trustees on November 13, 1998. Effective January 1, 1998, the Advisory Agreement was transferred to the adviser; prior to that date, Legg Mason Fund Adviser, Inc. ("LMFA"), a wholly owned subsidiary of Legg Mason, Inc., served as each fund's investment adviser and manager under the Advisory Agreement. The Advisory Agreement provides that, subject to overall direction by the Board of Trustees, the adviser manages the investment and other affairs of each fund. The adviser is responsible for managing each fund consistent with the funds' investment objectives and policies described in their Prospectuses and this Statement of Additional Information. The adviser also is obligated to (a) furnish each fund with office space and executive and other personnel necessary for the operations of the fund; (b) supervise all aspects of each fund's operations; (c) bear the expense of certain informational and purchase and redemption services to each fund's shareholders; (d) arrange, but not pay for, the periodic updating of prospectuses, proxy material, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the Trust's officers and trustees. The adviser and its affiliates pay all the compensation of trustees and officers of the Trust who are employees of the adviser. Each fund pays all its other expenses which are not expressly assumed by the adviser. These expenses include, among others, interest expense, taxes, auditing and accounting fees, distribution fees, if any, fees and expenses of the independent trustees of the Trust, brokerage fees and commissions, expenses of preparing prospectuses and of printing and distributing prospectuses annually to existing shareholders, custodian charges, transfer agency fees, legal expenses, insurance expenses, association membership dues, governmental fees, expenses of registering and qualifying fund shares for sale under federal and state law, and the expense of reports to shareholders, shareholders' meetings and proxy solicitations. Each fund also pays the expenses for maintenance of its financial books and records, including computation of the fund's daily net asset value per share and dividends. Each fund is also liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. Each fund also may have an obligation to indemnify the trustees and officers of the Trust with respect to litigation.

      Under the Advisory Agreement, the adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

      With respect to each fund, the Advisory Agreement terminates automatically upon assignment. It also is terminable at any time without penalty by vote of the Trust's Board of Trustees, by vote of a majority of each fund's outstanding voting securities, or by the adviser, on not less than 60 days' notice to the other party to the Agreement and may be terminated immediately upon the mutual written consent of both parties to the Agreement.

      As explained in the Prospectuses, the adviser receives for its services a fee, calculated daily and payable monthly, at an annual rate of 0.55% of the average daily net assets of each fund. The adviser has agreed to waive its fees to the extent its expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of each fund's average daily net assets for such month in accordance with the following schedules. The fee waiver for each fund will expire on July 31, 2000, or when Maryland Tax-Free's net assets reach $200 million, whichever occurs first; or when Pennsylvania Tax-Free's net assets reach $125 million, whichever occurs first; or when Tax-Free Intermediate's net assets reach $100 million, whichever occurs first.

                  RATE              EXPIRATION DATE

For the Maryland Tax-Free Fund:
Primary Shares:
                  0.70%             July 31, 2000
                  0.65%             December 31, 1996
                  0.60%             March 31, 1996
                  0.55%             July 31, 1995
                  0.50%             June 30, 1994
                  0.45%             December 31, 1993
                  0.40%             December 31, 1992

Navigator Shares:
                  0.45%             July 31, 2000
                  0.40%             December 31, 1996
                  0.35%             March 31, 1996

For the Pennsylvania Tax-Free Fund:
Primary Shares:
                  0.70%             July 31, 2000
                  0.65%             December 31, 1996
                  0.55%             March 31, 1996
                  0.50%             July 31, 1995
                  0.45%             June 30, 1994
                  0.40%             December 31, 1993
                  0.35%             July 31, 1993

Navigator Shares:
                  0.45%             July 31, 2000
                  0.40%             December 31, 1996
                  0.30%             March 31, 1996

For the Tax-Free Intermediate Fund:
Primary Shares:
                  0.70%             July 31, 2000
                  0.65%             December 31, 1996
                  0.35%             July 31, 1995
                  0.30%             June 30, 1994
                  0.30%             December 31, 1993
                  0.20%             March 31, 1993

Navigator Shares:
                  0.45%             July 31, 2000
                  0.40%             December 31, 1996

       For the fiscal years ended March 31, the funds paid advisory fees of:

                                         1999        1998        1997

      Maryland Tax-Free Fund           $886,529    $826,561    $818,213
      Pennsylvania Tax-Free Fund       $390,922    $364,852    $365,484
      Tax-Free Intermediate Fund       $334,053    $320,331    $313,749


      For the fiscal years ended March 31, the following advisory fees were waived:

                                         1999        1998        1997

      Maryland Tax-Free Fund           $383,889    $336,314    $432,987
      Pennsylvania Tax-Free Fund       $213,136    $195,443    $244,013
      Tax-Free Intermediate Fund       $197,395    $209,159    $252,670

      Under the Advisory Agreement, each fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated or until the right is withdrawn in writing by the adviser.

      Pursuant to an agreement with the adviser ("Administration Agreement") dated January 1, 1998, Legg Mason Fund Adviser, Inc. serves as each fund's administrator whereby it is obligated to (a) furnish each fund with office space and executive and other personnel necessary for the operations of the funds; (b) supervise all aspects of each fund's operations; (c) bear the expense of certain informational and purchase and redemption services to fund shareholders; (d) arrange, but not pay for, the periodic updating of prospectuses, proxy material, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the Trust's officers and directors. The adviser pays LMFA, pursuant to the Administration Agreement, a fee equal to an annual rate of 0.05% of each fund's average daily net assets. For the period January 1, 1998 to March 31, 1998, and the fiscal year ended March 31, 1999, the adviser paid LMFA $18,069 and $42,565, respectively, for its services as administrator.

      Under the Administration Agreement, LMFA will not be liable for an error of judgment or mistake of law or for any loss suffered by the adviser or the funds in connection with the performance of the Administration Agreement, except that LMFA may be liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligation or duties thereunder.

      To mitigate the possibility that a fund will be affected by personal trading of employees, the Trust and the adviser have adopted policies that restrict securities trading in the personal accounts of portfolio managers and others who normally come into advance possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.

                             THE FUNDS' DISTRIBUTOR

      Legg Mason Wood Walker, Inc., 100 Light Street, Baltimore, Maryland 21202, acts as distributor of each fund's shares pursuant to an Underwriting Agreement with the Trust. The Underwriting Agreement obligates Legg Mason to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the fund's expense) and for supplementary sales literature and advertising costs.

      The distributor and the adviser may pay non-affiliated entities out of their own assets to support the distribution of Navigator Shares and shareholder servicing. Each fund has adopted a Distribution and Shareholder Services Plan ("Plan") which, among other things, permits each fund to pay Legg Mason fees for its services related to sales and distribution of Primary Shares and the provision of ongoing services to Primary Class shareholders. Payments are made only from assets attributable to Primary Shares. Under the Plan, the aggregate fees may not exceed an annual rate of 0.25% of the fund's average daily net assets attributable to Primary Shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to Primary Shares only. Legg Mason may pay all or a portion of the fees to its financial advisors. The Plan has been amended, effective July 1, 1993, to make clear that, of the aggregate 0.25% fees, 0.125% is paid for distribution services and 0.125% is paid for ongoing services to shareholders. The amendments also specify that the fund may not pay more in distribution fees than 6.25% of total new gross assets, plus interest, as specified in the rules of the National Association of Securities Dealers, Inc. ("NASD").

      Continuation of the Plan was most recently approved on November 13, 1998 by the Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 Trustees"). In approving the continuance of the Plan, in accordance with the requirements of Rule 12b-1, the trustees determined that there was a reasonable likelihood that the Plan would benefit each fund and its Primary Class shareholders. The trustees considered, among other things, the extent to which the potential benefits of the Plan to each fund's Primary Class shareholders could outweigh the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of each fund's Primary Shares would be likely to maintain or increase the amount of compensation paid by a fund to its adviser.

      In considering the costs of the Plan, the trustees gave particular attention to the fact that any payments made by a fund to Legg Mason under the Plan would increase the fund's level of expenses in the amount of such payments.

Further, the trustees recognized that the adviser would earn greater management fees if a fund's assets were increased, because such fees are calculated as a percentage of the fund's assets and thus would increase if net assets increase. The trustees further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan were implemented.

      Among the potential benefits of the Plan, the trustees noted that the payment of commissions and service fees to Legg Mason and its financial advisors could motivate them to improve their sales efforts with respect to each fund's Primary Shares and to maintain and enhance the level of services they provide to the funds' Primary Class shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling a fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, in whole or in part, the additional expenses incurred by a fund in connection with the Plan. Furthermore, the investment management of a fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

      As compensation for its services and expenses, Legg Mason receives from each fund an annual distribution fee equivalent to 0.125% of its average daily net assets attributable to Primary Shares and a service fee equivalent to 0.125% of its average daily net assets attributable to Primary Shares in accordance with the Plan. The distribution and service fees are calculated daily and payable monthly. Legg Mason has voluntarily agreed to waive its fees and reimburse each fund if and to the extent its expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of each fund's average daily net assets attributable to Primary Shares for such month, or certain asset levels, whichever occurs first, in accordance with the schedules described previously.

      For the years ended March 31, the funds paid Legg Mason distribution and service fees of:

                                          1999        1998        1997

      Maryland Tax-Free Fund            $402,968    $375,710    $371,914
      Pennsylvania Tax-Free Fund        $177,046    $165,830    $166,129
      Tax-Free Intermediate Fund        $151,842    $145,605    $142,613

      The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Trustees, including a majority of the 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated with respect to a fund by a vote of a majority of 12b-1 Trustees or by vote of a majority of the outstanding Primary Shares of that fund. Any change in the Plan that would materially increase the distribution costs to a fund requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the 12b-1 Trustees.

      In accordance with Rule 12b-1, the Plan provides that Legg Mason will submit to the Trust's Board of Trustees, and the trustees will review at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of the Independent Trustees will be committed to the discretion of such Independent Trustees.

      For the fiscal year ended March 31, 1999, Legg Mason incurred the following expenses:

-------------------------------------------------------------------------------

                                Maryland     Pennsylvania     Tax-Free
                                Tax-Free       Tax-Free     Intermediate
                                  Fund           Fund           Fund

-------------------------------------------------------------------------------

Compensation to sales
personnel                       $198,000          $86,000        $72,000
-------------------------------------------------------------------------------
Advertising                       56,000           53,000         45,000
-------------------------------------------------------------------------------

Printing and mailing of
prospectuses to
prospective shareholders          87,000           69,000         31,000
-------------------------------------------------------------------------------

Other                            217,000          273,000        145,000
-------------------------------------------------------------------------------

Total expenses                  $558,000         $481,000       $293,000
-------------------------------------------------------------------------------

      The foregoing are estimated and do not include all expenses fairly allocable to Legg Mason's or its affiliates' efforts to distribute each fund's Primary Shares.

      Initial sales charges on purchases of shares of the funds are paid to Legg Mason. Initial sales charges are being waived on purchases of Primary Shares of each fund made through July 31, 2000. Sales charges received by Legg Mason from
sales         of        each         fund         are        as         follows:


                                    1999          1998         1997

      Maryland Tax-Free           $0            $191,000     $315,000

      Pennsylvania Tax-Free       $0            $84,000      $152,000

      Tax-Free Intermediate       $0            $0           $0


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      Under each Advisory Agreement, the adviser is responsible for the execution of portfolio transactions. Corporate, municipal and government debt securities are generally traded on the over-the-counter ("OTC") market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to a dealer in debt securities will generally include a "spread," which is the difference between the price at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit. Some portfolio transactions may be executed through brokers acting as agent. In selecting brokers or dealers, the adviser must seek the most favorable price (including the applicable dealer spread) and execution for such transactions, subject to the possible payment as described below of higher brokerage commissions to brokers who provide research and analysis. The funds may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of a fund, the adviser also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker.

      Consistent with the policy of most favorable price and execution, the adviser may give consideration to research, statistical and other services furnished by brokers or dealers to the adviser for its use, may place orders with brokers who provide supplemental investment and market research and securities and economic analysis, and may pay to these brokers a higher brokerage commission than may be charged by other brokers. Such research and analysis may be useful to the adviser in connection with services to clients other than the funds. The adviser's fee is not reduced by reason of its receiving such brokerage and research services.

      Although the funds do not expect to purchase securities on a commission basis, the funds may use Legg Mason to effect agency transactions in listed securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to Legg Mason will not exceed "usual and customary brokerage commissions." Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In the OTC market, the funds generally will deal with responsible primary market makers unless a more favorable execution can otherwise be obtained.

      Except as permitted by SEC rules or orders, the funds may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal. The Trust's Board of Trustees has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby each fund may purchase securities that are offered in certain underwritings in which Legg Mason or any of its affiliated persons is a participant. These procedures, among other things, limit a fund's investment in the amount of securities of any class of securities offered in an underwriting in which Legg Mason or any of its affiliated persons is a participant so that the fund together with all other registered investment companies having the same adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, a fund may not purchase securities during the existence of an underwriting if Legg Mason is the sole underwriter of those securities or if such purchase is designated as a "group sale" in an underwriting in which Legg Mason participates. Because Legg Mason is a principal underwriter of municipal obligations and because new issues of municipal securities often are sold pursuant to group sales, the funds may be precluded from purchasing certain new issues of municipal securities or may be permitted to make only limited investments therein.

      Section 11(a) of the Securities Exchange Act of 1934 prohibits Legg Mason from executing transactions on an exchange for its affiliates, such as the funds, unless the affiliate expressly consents by written contract. The Advisory Agreements expressly provide such consent.

      Investment decisions for each fund are made independently from those of other funds and accounts advised by the adviser. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular fund. In other cases, however, a fund's ability to participate in large-volume transactions may produce better executions and prices.

PORTFOLIO TURNOVER

      The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation. Each fund's portfolio turnover rate may vary from year to year, depending on market conditions. A high turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by a fund. It may also change the character of capital gains, if any, realized by a fund and would affect dividends paid to shareholders because short-term capital gains are taxable as ordinary income. For the years ended March 31, 1999 and 1998, the Maryland Tax-Free Fund's portfolio turnover rates were 12.9% and 18.9%, respectively; the Pennsylvania Tax-Free Fund's portfolio turnover rates were 10.6% and 14.1%, respectively; and the Tax-Free Intermediate Fund's portfolio turnover rates were 17.9% and 9.0%, respectively.


                            DESCRIPTION OF THE TRUST

      The Declaration of Trust authorizes the Trust to issue an unlimited number of shares and to create additional series, each of which may issue separate classes of shares. Each fund currently offers two classes of shares, Class A, known as Primary Shares, and Class Y, known as Navigator Shares. The two classes represent interests in the same pool of assets. A separate vote is taken by a class of shares of a fund if a matter affects just that class of shares. Each class of shares may bear certain differing class-specific expenses and sales charges. Salespersons and others entitled to receive compensation for selling or servicing fund shares may receive more with respect to one class than another.

      The Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different classes of fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action. Shareholders of the funds are entitled to one vote per share and fractional votes for fractional shares held. Voting rights are not cumulative. All shares of the funds are fully paid and nonassessable and have no preemptive or conversion rights.

      Shareholders' meetings will not be held except where the 1940 Act requires a shareholder vote on certain matters (including the election of trustees, approval of an advisory contract, and approval of a plan of distribution pursuant to Rule 12b-1). The Trust will call a special meeting of the shareholders at the request of 10% or more of the shares entitled to votes; shareholders wishing to call such a meeting should submit a written request to their respective fund at 100 Light Street, Baltimore, Maryland 21202, stating the purpose of the proposed meeting and the matters to be acted upon.

      Each fund acknowledges that it is solely responsible for the information or any lack of information about it in the joint Prospectuses and in this joint Statement of Additional Information, and no other fund is responsible therefor. There is a possibility that one fund might be deemed liable for misstatements or omissions regarding another fund in the Prospectuses or in the joint Statement of Additional Information; however, the funds deem this possibility slight.


                            THE TRUST'S CUSTODIAN AND
                     TRANSFER AND DIVIDEND-DISBURSING AGENT

      State Street Bank and Trust Company, P.O. Box 1713, Boston Massachusetts, serves as custodian of the funds' assets. BFDS, P.O. Box 953, Boston, Massachusetts 02103 serves as transfer and dividend-disbursing agent and administrator of various shareholder services. Legg Mason also assists BFDS with certain of its duties as transfer agent, for which BFDS pays Legg Mason a fee. Each fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.

                                OTHER INFORMATION

      The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of each fund could, under certain circumstances, be held personally liable for the obligations of that fund and of the other funds. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the funds and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a fund, the trustees or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from each fund's property for all losses and expenses of any fund shareholder held personally liable for the obligations of that fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which the adviser believes is remote. Upon payment of any liability incurred by a fund shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of that fund. The trustees intend to conduct the operations of each fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of each fund.

                            THE TRUST'S LEGAL COUNSEL

      Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036, serves as counsel to the Trust.

                       THE TRUST'S INDEPENDENT ACCOUNTANTS

      PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, Maryland 21201, have been selected by the Trustees to serve as the Trust's independent accountants.

                              FINANCIAL STATEMENTS

      The Statements of Net Assets as of March 31, 1999; the Statements of Operations for the year ended March 31, 1999; the Statements of Changes in Net Assets for the years ended March 31, 1999 and 1998; the Financial Highlights for the periods presented, the Notes to Financial Statements and the Reports of the Independent Accountants, for each fund, all of which are included in the combined annual report of the Legg Mason Tax-Free Income Fund for the year ended March 31, 1999, are hereby incorporated by reference in this Statement of Additional Information.

                                                                      APPENDIX A


                              RATINGS OF SECURITIES


1.    DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") RATINGS

MUNICIPAL BONDS

      Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

      A--Bonds which are rated A possess many favorable investment attributes and are to be considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa--Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

MUNICIPAL NOTES

      Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG") and for variable rated demand obligations are designated Variable Moody's Investment Grade ("VMIG"). This distinction is in recognition of the differences between short-term credit risk and long-term credit risk. Notes bearing the designation MIG-1 or VMIG-1 are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

      Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating, the modifier 2 indicates a mid-range rating; the modifier 3 indicates that the issue ranks in the lower end of its generic rating.

COMMERCIAL PAPER

      The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers with a Prime-1 ("P-1") rating will normally have the following characteristics: (1) leading market positions in well-established industries;
(2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

2.   DESCRIPTION OF STANDARD & POOR'S  ("S&P")

MUNICIPAL BONDS

     AAA--This is the highest rating assigned by S&P to an obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds which are rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     S & P may assign (+) or (-) modifiers to indicate relative strength or weakness within a particular rating category.

MUNICIPAL NOTES

     Municipal notes with maturities of three years or less are usually given note ratings by S&P to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation SP-1+.

COMMERCIAL PAPER

     A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

3.   DESCRIPTION OF FITCH INVESTORS SERVICE, INC. ("FITCH") RATINGS

INVESTMENT GRADE BONDS

     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonable foreseeable events.

     AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse change in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     Plus (+) Minus (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

SHORT-TERM RATINGS

     F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1--Very Strong Credit Quality. Issues assigned this rating reflect assurance of timely payment only slightly less in degree than issues rated "F-1+".

                         Legg Mason Tax-Free Income Fund

Part C.  Other Information
         -----------------

Item 23. Exhibits
         --------

   (a)   (i)   Declaration of Trust(1)
         (ii)  Amendment dated January 31, 1991 to the Declaration of Trust(1)
         (iii) Amendment dated March 11, 1991 to the Declaration of Trust(1)
         (iv)  Amendment dated July 30, 1992 to the Declaration of Trust(1)
   (b)   By-Laws(1)
   (c)   Specimen security -- not applicable
   (d)   (i)   Investment Advisory Contract with respect to the Maryland,
               Pennsylvania and High Quality Portfolios(1)
         (ii)  Advisory Fee Agreement with respect to the Tax-Free
               Intermediate-Term Income Trust(1)
         (iii) Substitution Agreement(2)
         (iv)  Administration Agreement with respect to the Maryland
               Portfolio(2)
         (v)   Administration Agreement with respect to the Pennsylvania
               Portfolio(2)
         (vi)  Administration Agreement with respect to the Tax-Free
               Intermediate Portfolio(2)
   (e) Amended Underwriting Agreement with respect to the Maryland, Pennsylvania and Tax-Free Intermediate-Term Income Portfolios(1)
   (f)   Bonus, profit sharing or pension plans - none
   (g)   Custodian Agreement(1)
   (h)   (i)   Transfer Agency and Service Agreement(1)
         (ii)  Credit Agreement(3)

   (i) Opinion and consent of counsel with respect to the Maryland, Pennsylvania, and Tax-Free Intermediate-Term Income Portfolios - filed herewith
   (j)   Accountants' consent - filed herewith

   (k)   Financial statements omitted from Item 22 - none
   (l)   (i)   Agreement for providing initial capital with respect to the
               Registrant and the Maryland, Pennsylvania and High Quality
               Portfolios(1)
         (ii)  Agreement for providing initial capital with respect to the
               Tax-Free Intermediate-Term Income Portfolio(1)
   (m) Amended Plan pursuant to Rule 12b-1 with respect to the Maryland, Pennsylvania and Tax-Free Intermediate-Term Income Portfolios(1)

   (n)   Financial Data Schedules - not applicable
   (o)   Form of Plan Pursuant to Rule 18f-3 - filed herewith

(1) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 10 to the Registration Statement, SEC File No. 33-37971, filed July 31, 1997.

(2) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 11 to the Registration Statement, SEC File No. 33-37971, filed July 31, 1998.

(3) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No.26 to Legg Mason Value Trust, Inc.'s Registration Statement, SEC File No. 2-75766, filed May 28, 1999.


Item 24. Persons Controlled By or Under Common Control with Registrant
         -------------------------------------------------------------

            None.

Item 25. Indemnification
         ---------------

     This  item  is   incorporated  by  reference  to  Item  27  of  Part  C  of
Post-Effective Amendment No. 11, SEC File No. 33-37971, filed July 31, 1998.


Item 26. Business and Other Connections of Manager and Investment Adviser
         ----------------------------------------------------------------

     Legg Mason Capital Management, Inc. ("LMCM"), the Registrant's investment adviser, is a registered investment adviser incorporated on October 4, 1982. LMCM is engaged primarily in the investment advisory business. LMCM serves as investment adviser for four open-end investment companies and for private accounts. Information as to the officers and directors of LMCM is included in its Form ADV filed on September 23, 1997 with the Securities and Exchange Commission (registration number 801-18115) and is incorporated herein by reference.

     Legg Mason Fund Adviser, Inc. ("LMFA"), the Registrant's administrator, is a registered investment adviser incorporated on January 20, 1982. LMFA is engaged primarily in the investment advisory business. LMFA serves as investment adviser or manager for twenty open-end investment companies or portfolios. Information as to the officers and directors of LMFA is included in its Form ADV filed on June 24, 1998 with the Securities and Exchange Commission (registration number 801-16958) and is incorporated herein by reference.


Item 27. Principal Underwriters
         ----------------------

         (a)   Legg Mason Cash Reserve Trust
               Legg Mason Special Investment Trust, Inc.
               Legg Mason Value Trust, Inc.
               Legg Mason Tax-Exempt Trust, Inc.
               Legg Mason Income Trust, Inc.
               Legg Mason Total Return Trust, Inc.
               Legg Mason Global Trust, Inc.
               Legg Mason Investors Trust, Inc.
               LM Institutional Fund Advisors I, Inc.
               LM Institutional Fund Advisors II, Inc.
               Legg Mason Focus Trust, Inc.
               Legg Mason Light Street Trust, Inc.

         (b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").


                                  Position and                Positions and
Name and Principal                Offices with                Offices with
Business Address*                 Underwriter - LMWW          Registrant
------------------                ------------------          -------------

Raymond A. Mason                  Chairman of the             None
                                  Board and Director


James W. Brinkley                 President and               None
                                  Director and COO

Edmund J. Cashman, Jr.            Senior Executive            President and
                                  Vice President and          Trustee
                                  Director

Richard J. Himelfarb              Senior Executive Vice       None
                                  President and
                                  Director

Edward A. Taber III               Senior Executive Vice       None
                                  President and
                                  Director

Robert A. Frank                   Executive Vice              None
                                  President and
                                  Director

Robert G. Sabelhaus               Executive Vice              None
                                  President and
                                  Director

Charles A. Bacigalupo             Senior Vice                 None
                                  President,
                                  Secretary and
                                  Director

F. Barry Bilson                   Senior Vice                 None
                                  President and
                                  Director

Thomas M. Daly, Jr.               Senior Vice                 None
                                  President


Robert G. Donovan                 Executive Vice              None
                                  President and
                                  Director


Jeffrey W. Durkee                 Senior Vice                 None
                                  President and
                                  Director


Thomas E. Hill                    Senior Vice                 None
One Mill Place                    President and
Easton, MD  21601                 Director

Arnold S. Hoffman                 Senior Vice                 None
1735 Market Street                President
Philadelphia, PA  19103

Carl Hohnbaum                     Senior Vice                 None
24th Floor                        President and
Two Oliver Plaza                  Director
Pittsburgh, PA  15222

William B. Jones, Jr.             Senior Vice                 None
1747 Pennsylvania                 President and
  Avenue, N.W.                    Director
Washington, D.C. 20006

Laura L. Lange                    Senior Vice                 None
                                  President and
                                  Director

Marvin H. McIntyre                Senior Vice                 None
1747 Pennsylvania                 President and
  Avenue, N.W.                    Director
Washington, D.C.  20006

Mark I. Preston                   Senior Vice                 None
                                  President and
                                  Director

Joseph A. Sullivan                Senior Vice                 None
                                  President and
                                  Director

M. Walter D'Alessio, Jr.          Director                    None
1735 Market Street
Philadelphia, PA  19103

W. William Brab                   Senior Vice                 None
                                  President

Deepak Chowdhury                  Senior Vice                 None
255 Alhambra Circle               President
Coral Gables, FL  33134

Harry M. Ford, Jr.                Senior Vice                 None
                                  President

Dennis A. Green                   Senior Vice                 None
                                  President

Theodore S. Kaplan                Senior Vice                 None
                                  President and
                                  Senior Counsel

Seth J. Lehr                      Senior Vice                 None
1735 Market St                    President and
Philadelphia, PA  19103           Director


Horace M. Lowman, Jr.             Senior Vice                 None
                                  President and
                                  Asst. Secretary

Robert L. Meltzer                 Senior Vice                 None
One Battery Park Plaza            President
New York, NY  10004

Jonathan M. Pearl                 Senior Vice                 None
1777 Reisterstown Rd.             President
Pikesville, MD  21208

John A. Pliakas                   Senior Vice                 None
125 High Street                   President
Boston, MA  02110

Robert F. Price                   Senior Vice                 None
                                  President and
                                  General Counsel


Timothy C. Scheve                 Executive Vice              None
                                  President and
                                  Treasurer and
                                  Director

Elisabeth N. Spector              Senior Vice                 None
                                  President

Robert J. Walker, Jr.             Senior Vice                 None
200 Gibraltar Road                President
Horsham, PA  19044

William H. Bass, Jr.              Vice President              None

Nathan S. Betnun                  Vice President              None


Andrew J. Bowden                  Vice President and          None
                                  Deputy General
                                  Counsel

D. Stuart Bowers                  Vice President              None

Edwin J. Bradley, Jr.             Vice President              None

Scott R. Cousino                  Vice President and          None
                                  Controller

Charles J. Daley, Jr.             Vice President and          None
                                  Controller

Joseph H. Davis, Jr.              Vice President              None
1735 Market Street
Philadelphia, PA  19380

Norman C. Frost, Jr.              Vice President              None

John R. Gilner                    Vice President              None

Richard A. Jacobs                 Vice President              None

C. Gregory Kallmyer               Vice President              None

James E. Furletti                 Vice President              None

Robert E. Patterson               Vice President              None
                                  and Deputy
                                  General Counsel

John A. Moag, Jr.                 Vice President              None

Edward P. Meehan                  Vice President              None

Edward W. Lister, Jr.             Vice President              None

Gregory B. McShea                 Vice President              None

Marie K. Karpinski                Vice President              Vice President
                                                              and Treasurer

Mark C. Micklem                   Vice President              None
1747 Pennsylvania Ave.
Washington, DC  20006

Hance V. Myers, III               Vice President              None
1100 Poydras St.
New Orleans, LA 70163

Gerard F. Petrik, Jr.             Vice President              None

Douglas F. Pollard                Vice President              None

Thomas E. Robinson                Vice President              None

James A. Rowan                    Vice President              None

Douglas M. Schmidt                Vice President              None

B. Andrew Schmucker               Vice President              None

Robert W. Schnakenberg            Vice President              None
1111 Bagby St.
Houston, TX 77002

Henry V. Sciortino                Vice President              None
1735 Market St.
Philadelphia, PA 19103

Chris A. Scitti                   Vice President              None

Eugene B. Shephard                Vice President              None
1111 Bagby St.
Houston, TX  77002-2510

Lawrence D. Shubnell              Vice President              None

Alexsander M. Stewart             Vice President              None

William A. Verch                  Vice President              None

Shelia M. Vidmar                  Vice President              None
                                  and Deputy General
                                  Counsel

Lewis T. Yeager                   Vice President              None

Joseph F. Zunic                   Vice President              None


        * All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.


         (c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.


   Item 28.    Location of Accounts and Records
               --------------------------------

               State Street Bank and Trust Company
               P. O. Box 1713
               Boston, Massachusetts 02105


   Item 29.    Management Services
               -------------------

               None.


   Item 30.    Undertakings
               ------------

               None.

                                 SIGNATURE PAGE


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Tax-Free Income Fund, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 30th day of July, 1999.


                                         Legg Mason Tax-Free Income Fund

                                         By:/s/ Marie K. Karpinski
                                            --------------------------------
                                                Marie K. Karpinski
                                                Vice President and Treasurer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                  Title                      Date
---------                                  -----                      ----

/s/ John F. Curley, Jr.*             Chairman of the Board        July 30, 1999
-----------------------------        and Trustee
John F. Curley, Jr.*

/s/ Edmund J. Cashman, Jr.*          President and                July 30, 1999
-----------------------------        Trustee
Edmund J. Cashman, Jr.*

/s/ Edward A. Taber, III*            Trustee                      July 30, 1999
-----------------------------
Edward A. Taber, III*

/s/ Richard G. Gilmore*              Trustee                      July 30, 1999
-----------------------------
Richard G. Gilmore*

/s/ Arnold L. Lehman*                Trustee                      July 30, 1999
-----------------------------
Arnold L. Lehman*

/s/ Jill E. McGovern*                Trustee                      July 30, 1999
-----------------------------
Jill E. McGovern*

/s/ T. A. Rodgers*                   Trustee                      July 30, 1999
-----------------------------
T. A. Rodgers*

/s/ Marie K. Karpinski               Vice President               July 30, 1999
-----------------------------        and Treasurer
Marie K. Karpinski


*Signatures affixed by Marie K. Karpinski pursuant to a power of attorney dated May 8, 1998, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of the following investment companies:

LEGG MASON CASH RESERVE TRUST          LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.          LEGG MASON TOTAL RETURN TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.          LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX EXEMPT TRUST, INC.      LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND

plus any other investment company for which Legg Mason Fund Adviser, Inc. acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARIE K. KARPINSKI, KATHI D. BAIR, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, any supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.


SIGNATURE                                                        DATE

/s/ Richard G. Gilmore                                        May 8, 1998
-----------------------------
Richard G. Gilmore

/s/ T.A. Rodgers                                              May 8, 1998
-----------------------------
T. A. Rodgers

/s/ Charles F. Haugh                                          May 8, 1998
-----------------------------
Charles F. Haugh

/s/ Arnold L. Lehman                                          May 8, 1998
-----------------------------
Arnold L. Lehman

/s/ Jill E. McGovern                                          May 8, 1998
-----------------------------
Jill E. McGovern

/s/ Edward A. Taber, III                                      May 8, 1998
-----------------------------
Edward A. Taber, III

/s/ Edmund J. Cashman, Jr.                                    May 8, 1998
-----------------------------
Edmund J. Cashman, Jr.

/s/ John F. Curley, Jr.                                       May 8, 1998
-----------------------------
John F. Curley, Jr.

/s/ Raymond A. Mason                                          May 8, 1998
-----------------------------
Raymond A. Mason